PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM
(FOR APPLICATIONS SIGNED ON OR AFTER AUGUST 1, 2013)

Prospectus dated May 1, 2014

This prospectus describes Principal Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2014, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal Investment Plus Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.
Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.
For any administrative questions, you may contact us by writing or calling: Principal Investment Plus Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450
The Contract is available with or without the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract with the Premium Payment Credit Rider will cost more than a Contract without the Premium Payment Credit Rider. You should review your own circumstances to determine whether this rider is suitable for you. To assist you in making that determination, we have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE:
We recapture the premium payment credit if you return the Contract during the examination offer period or request full annuitization of the Contract prior to the third Contract anniversary. You take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you would be worse off than if you had not purchased the Premium Payment Credit Rider.

The Contract is available with or without a Guaranteed Minimum Withdrawal Benefit rider (GMWB). The GMWB riders currently available are Principal Income Builder 3 (“PIB 3”) and Principal Income Builder 10 (“PIB 10”). You may only elect one GMWB rider.
This prospectus describes all material features of the Contract and any material differences due to state variations. All italicized words within this Prospectus are defined terms that can be found in the Glossary.

Appendix A – Principal Variable Annuity Exchange Offer    1

The following underlying mutual funds are available under the Contract(1):

AllianceBernstein Variable Products Series Fund — Class A	Principal Variable Contracts Funds — Class 1
• AllianceBernstein Small/Mid Cap Value Portfolio	• Bond & Mortgage Securities Account
American Century Variable Portfolios, Inc.	• Diversified International Account
• Inflation Protection Fund — Class II	• Equity Income Account
• Mid Cap Value Fund — Class II	• Government & High Quality Bond Account
• Ultra Fund — Class II	• International Emerging Markets Account
Delaware Variable Insurance Products — Service Class	• LargeCap Blend Account II
• Small Cap Value	• LargeCap Growth Account
Dreyfus Investment Portfolios — Service Shares	• LargeCap Growth Account I
• Technology Growth Portfolio	• LargeCap S&P 500 Index Account
DWS Variable Insurance Portfolio — Class B	• LargeCap Value Account
• Small Mid Cap Value VIP	• MidCap Account(2)
Fidelity Variable Insurance Products — Service Class 2	• Money Market Account
• Contrafund® Portfolio	• Principal Capital Appreciation Division
• Equity-Income Portfolio	• Principal LifeTime 2010 Account(3)
• Growth Portfolio	• Principal LifeTime 2020 Account(3)
• Mid Cap Portfolio	• Principal LifeTime 2030 Account(3)
• Overseas Portfolio	• Principal LifeTime 2040 Account(3)
Franklin Templeton Variable Insurance Products Trust — Class 2	• Principal LifeTime 2050 Account(3)
• Small Cap Value Securities Fund(4)	• Principal LifeTime Strategic Income Account(3)
Goldman Sachs Variable Insurance Trust — Institutional Shares	• Real Estate Securities Account
• MidCap Value Fund	• Short-Term Income Account
• Structured Small Cap Equity Fund(5)	• SmallCap Blend Account
Invesco Variable Insurance Funds — Series I	• SmallCap Growth Account II
• International Growth Fund	• SmallCap Value Account I
• Small Cap Equity Fund	• Strategic Asset Management Balanced Account Portfolio(3)
• Value Opportunities Fund	• Strategic Asset Management Conservative Balanced Portfolio(3)
MFS Variable Insurance Trust — Service Class	• Strategic Asset Management Conservative Growth Portfolio(3)
• New Discovery Series	• Strategic Asset Management Flexible Income Portfolio(3)
• Utilities Series	• Strategic Asset Management Strategic Growth Portfolio(3)
• Value Series	Principal Variable Contracts Funds — Class 2
Neuberger Berman Advisers Management Trust	• Diversified Balanced Managed Volatility Account(3)
• Large Cap Value Portfolio — I Class	• Diversified Growth Managed Volatility Account(3)
• Socially Responsive Portfolio — I Class	• Diversified Balanced Account(3)
PIMCO Variable Insurance Trust — Administrative Class	• Diversified Growth Account(3)
• All Asset Portfolio	• Diversified Income Account(3)
• High Yield Portfolio	T. Rowe Price Equity Series, Inc. — II
• Total Return Portfolio	• T. Rowe Price Blue Chip Growth Portfolio
• T. Rowe Price Health Sciences Portfolio
Van Eck VIP Global Insurance Trust — Class S Shares
• Global Hard Assets Fund

(1)	If you elect a GMWB rider, your investment options for premium payments and accumulated value will be restricted (for restrictions see APPENDIX B).

(2)	Effective August 16, 2013, the MidCap Account is no longer available to customers with an application signature date on or after August 16, 2013.

(3)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

(4)	Effective May 17, 2014, Franklin Small Cap Value Securities Fund will be known as Franklin Small Cap Value VIP Fund.

(5)	Effective May 17, 2014, Goldman Sachs Structured Small Cap Equity Fund will be known as Goldman Sachs Small Cap Equity Insights Fund.

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

GLOSSARY
The terms defined below are italicized throughout this Prospectus.
accumulated value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.
anniversary(ies) – the same date and month of each year following the contract date .
annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
contract date – the date that the Contract is issued and which is used to determine contract years.
contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2013, the first contract year ends on June 4, 2014, and the first contract anniversary falls on June 5, 2014).
data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
Dollar Cost Averaging Plus (DCA Plus) account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Dollar Cost Averaging Plus (DCA Plus) value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).
Dollar Cost Averaging Plus (DCA Plus) program – a program through which your DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Fixed Account value – the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).
good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.
investment options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.
joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.

joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.
notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
owner – the person, including joint owner, who owns all the rights and privileges of this Contract. For the Principal Variable Annuity Exchange Offer, owner refers to the original owner.
premium payments – the gross amount you contributed to the Contract.
qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account division value – the sum of all divisions’ value; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.
transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
unit – the accounting measure used to determine your proportionate interest in a division.
unit value – a measure used to determine the value of an investment in a division.
valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION
The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the Contract without the Premium Payment Credit Rider.
The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge - with the Premium Payment Credit Rider (as a percentage of amount surrendered)(2)	8%	8%
Surrender charge - without the Premium Payment Credit Rider (as a percentage of amount surrendered)(3)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(4)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(5)	3.50% of premium payments made	0%

(1)	For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)	Surrender charge with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges with the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

(3)	Surrender charge without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges without the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(4)
Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(5)
We do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

The following table describes the fees and expenses that are deducted periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Separate Account Annual Expenses
Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.25%	1.25%
Administration Charge (as a percentage of average daily Separate Account value)	0.15%	0.15%
Total Separate Account Annual Expense	1.40%	1.40%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Premium Payment Credit Rider
• Separate Account – based on the average daily accumulated value in the divisions, deducted daily	0.60%	0.60%
• Fixed Account – maximum reduction in interest rate	0.60%	0.00%
Principal Income Builder 3 rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)(2)	1.65%	1.05%
Principal Income Builder 10 rider (GMWB) (as a percentage of the average quarterly Investment Back withdrawal benefit base)(3)	2.00%	1.20%

Total Separate Account Annual Expense plus Optional Riders Annual Expense
• with Principal Income Builder 3(4)	3.65%	3.05%
• with Principal Income Builder 10(5)	4.00%	3.20%

(1)	Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.

(2)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The withdrawal benefit base is the amount used to calculate the annual withdrawal benefit payment. The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated. If your rider charge will increase, it will not exceed the maximum rider charge allowed. If you opt out of the GMWB Step-Up feature, your rider charge will not increase.

(3)
At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The withdrawal benefit base is the amount used to calculate the annual withdrawal benefit payment. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated. If your rider charge will increase, it will not exceed the maximum rider charge allowed. If you opt out of the GMWB Step-Up feature, your rider charge will not increase.

(4)
This amount assumes the Principal Income Builder 3 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

(5)
This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower.

This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2013
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.25%	1.39%

*
Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

EXAMPLE
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.
Example 1
The example figures are based on a Contract with the most expensive combination of optional features available under the Contract. This example reflects the maximum charges imposed if you were to purchase the Contract with the Principal Income Builder 10 rider (2.00%), as well as the Premium Payment Credit Rider (0.60%). The amounts below are calculated using the maximum rider fees and not the current rider fees. The example assumes(1):

•	a $10,000 premium payment to issue the Contract;

•	a 5% return each year;

•	an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2013 (without voluntary waivers of fees by the underlying funds, if any);

•	no premium taxes are deducted;

•	the Principal Income Builder 10 rider was added to the Contract at issue(2); and

•
the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.39%)	$1,249	$2,237	$3,169	$5,536	$532	$1,617	$2,734	$5,536	$532	$1,617	$2,734	$5,536
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	$1,147	$1,937	$2,675	$4,569	$421	$1,293	$2,210	$4,569	$421	$1,293	$2,210	$4,569

(1)
This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge). This assumes the withdrawal benefit base is equal to the initial premium payment. If the withdrawal benefit base changes, the charge for your optional rider and your Total Separate Account Annual Expense would be higher or lower. (2)    The Investment Back withdrawal benefit base is used to calculate the Principal Income Builder 10 rider charge. The withdrawal benefit base is equal to your premiums and increased for any applicable GMWB Bonus and any applicable GMWB Step-Up and decreased for any excess withdrawals. At the end of each calendar quarter, one-fourth of the annual Principal Income Builder 10 rider charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

For Condensed Financial Information, see Appendix F.

SUMMARY

This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•	non-qualified retirement programs; and

•
Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 10. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, see 1. THE CONTRACT.

This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

•	Initial premium payment must be at least $5,000 for non-qualified contracts.

•	Initial premium payment must be at least $2,000 for all other contracts.

•	Each subsequent premium payment must be at least $500.

•
If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•	The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.

You may allocate your net premium payments to the investment options.

•
A complete list of the divisions may be found in 12. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.

•	The investment options also include the Fixed Account and the DCA Plus accounts.

•
The GMWB riders impose limitations on the investment options available by requiring you to allocate 100% of your Separate Account assets to one of the designated fund options for the life of the rider.

Transfers

During the accumulation period:

•	a dollar amount or percentage of transfer must be specified;

•	a transfer may occur on a scheduled or unscheduled basis;

•	transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and

•	transfers into DCA Plus accounts are not permitted.

During the annuitization period, transfers are not permitted (no transfers once payments have begun).

See 1. THE CONTRACT, 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS, and 6. TRANSFERS AND SURRENDERS for additional restrictions.

This Transfers section does not apply to transfers under the DCA Plus program. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

Surrenders

During the accumulation period:

•	the gross dollar amount to be surrendered must be specified;

•	surrendered amounts may be subject to surrender charges:

•	for Contracts without the Premium Payment Credit Rider, the maximum surrender charge is 6% of the amount(s) surrendered; or

•	for Contracts with the Premium Payment Credit Rider, the maximum surrender charge is 8% of the amount(s) surrendered;

•	full surrender of your Contract may be subject to an annual Contract fee;

•	during a contract year, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge; and

•	surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).

During the annuitization period, surrenders are not allowed.

See 6. TRANSFERS AND SURRENDERS for additional information.

Charges and Deductions

•	No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•	A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•	An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.

•	The optional riders are available at an additional cost

•
Premium Payment Credit Rider – The current annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with no reduction of the Fixed Account interest rate). The maximum annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with a reduction of up to 0.60% of the Fixed Account interest rate).

•	Principal Income Builder 3 – The current annual rider charge is 1.05% of the average For Life withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 1.65%.

•	Principal Income Builder 10 – The current annual rider charge is 1.20% of the average Investment Back withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 2.00%.

•	An annual Separate Account administration charge equal to 0.15% of amounts in the Separate Account divisions is imposed daily.

•	There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•
Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, then all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.

•	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.

See 2. CHARGES AND DEDUCTIONS for additional information.

Annuity Benefit Payments

•	You may choose from several fixed annuity benefit payment options which are described in 7.THE ANNUITIZATION PERIOD.

•
Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option. See 7.THE ANNUITIZATION PERIOD and 10. FEDERAL TAX MATTERS.

Death Benefit

•
The standard death benefit is only available for contracts without a GMWB rider and generally is the greatest of the accumulated value, the total of premium payments minus an adjustment for surrenders, or the highest accumulated value on any Contract anniversary wholly divisible by seven. See 8. DEATH BENEFIT for more specific details.

•
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.

•	If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.

•	The sole death benefit provided when you have a GMWB rider is:

•	Principal Income Builder 3 – beneficiary receives the GMWB Death Benefit.

•	Principal Income Builder 10 - allows the beneficiary(ies) to elect a) the GMWB Death Benefit, or b) the Investment Back remaining withdrawal benefit base as a series of payments.
See 8. DEATH BENEFIT and 7. THE ANNUITIZATION PERIOD.
Examination Offer Period (free look)
You may return the Contract during the examination offer period, which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.

•
The amount refunded will be a full refund of your accumulated value plus any Contract charges and premium taxes you paid unless state law requires otherwise. The underlying mutual fund fees and charges are not refunded to you as they are already factored into the Separate Account division value.

•	The amount refunded may be more or less than the premium payments made.

•	We recapture the full amount of any premium payment credit or exchange credit.

See 1.THE CONTRACT for additional information.
Optional Riders
Subject to certain conditions, you may elect to add one or more of the available optional riders to your Contract. Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of any rider at any time. For information regarding availability of any rider, you may contact your registered representative or call us at 1-800-852-4450.
The optional riders currently available are:

•	Premium Payment Credit Rider – This rider applies credits to the accumulated value for premium payments made in contract year one. The surrender charge period is nine years if this rider is elected.

•	Guaranteed Minimum Withdrawal Benefit riders (you may only elect one GMWB rider):

•
Principal Income Builder 3 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus in the first 3 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options.

•
Principal Income Builder 10 – This rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. This rider includes an annual bonus in the first 10 contract years for not taking withdrawals. Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options.

Termination

The Contract will terminate:

•
If no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

•	If you fully annuitize and your accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.

The GMWB rider will terminate:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date).

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except when the change in owner is due to a spousal continuation of the rider or the removal/addition of a joint life.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.

•	If you have a PIB 10 rider:

•	If the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	If you have the PIB 3 rider, the date the For Life withdrawal benefit base is zero or there are no eligible covered lives.

The GMWB Death Benefit will terminate:

•	If you have the PIB 3 rider and you terminate the PIB 3 rider.

•	If you have the PIB 10 rider and you terminate the PIB 10 rider.
1. THE CONTRACT
The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
How to Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.
Premium Payments

•	The initial premium payment must be at least $5,000 for non-qualified contracts.

•	The initial premium payment must be at least $2,000 for all other contracts.

•
If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.

•	All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•	Subsequent premium payments must be at least $500 and can be made until the annuitization date.

•
Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

•	If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•	The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.

•
We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).

•	Additional premium restrictions may apply to Contracts with a guaranteed minimum withdrawal benefit rider. See 4. LIVING BENEFIT - GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

•	The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.

•
The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider. See 5. PREMIUM PAYMENT CREDIT RIDER for more information.

•
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

Allocating Premium Payments

•	On your application, you direct how your premium payments will be allocated to the investment options.

•	If you elect a GMWB rider, your investment options for premium payments and accumulated value will be restricted (for restrictions see APPENDIX B).

•	Allocations must be in percentages.

•	Percentages must be in whole numbers and total 100%.

•	Subsequent premium payments are allocated according to your then current allocation instructions.

•	Changes to the allocation instructions are made without charge.

•	A change is effective on the next valuation period after we receive your new instructions in good order.

•	You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•
Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.

•	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
Principal Variable Annuity Exchange Offer (“exchange offer”)
Original owners of an eligible Principal variable annuity contract may elect to exchange their Principal variable annuity contract (“old contract”) for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•	your old contract is not subject to any surrender charges; and

•	the exchange offer is available in your state.

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.
See APPENDIX A for further details about the exchange offer.

Investment Plus Variable Annuity GMWB Exchange Offer
IPVA GMWB exchange offer ("GMWB exchange offer")

This GMWB exchange offer was made available effective January 20, 2014. Original owners of an eligible Principal Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the GMWB exchange offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB exchange offer.

You are eligible to participate in the GMWB exchange offer when:

•	The old contract doesn't have a GMWB rider; or

•	The old contract has a GMWB 1 rider; and

•	Your old contract is not subject to any surrender charges; and

•	Available in your state.

Currently, there is no closing date for the GMWB exchange offer. We reserve the right, however, to modify the GMWB exchange offer commencement date and to modify or terminate the GMWB exchange offer upon reasonable written notice to you.
See APPENDIX A-2 for further details about the GMWB exchange offer.

Exchange Credit (for exchanges from our fixed deferred annuities)
If you own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you may transfer the accumulated value, without charge, to the Contract described in this prospectus. We will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you for this exchange credit.
This exchange credit is allocated among the Contract’s investment options in the same ratio as your allocation of premium payments. The credit is treated as earnings.

NOTE:
The exchange may not be suitable for you if you do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this Contract will increase or decrease depending on the investment performance of the Separate Account divisions you select.

NOTE:
The charges and provisions of a fixed annuity contract and this Contract differ. The charges for this Contract are typically higher than charges for a fixed annuity and will increase further if you elect the Premium Payment Credit Rider, a GMWB rider or other optional rider. In some instances, your existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE:
This exchange credit may not be available in all states. In addition, we reserve the right to change or discontinue the exchange credit. You may obtain more specific information regarding the exchange credit from your registered representative or by calling us at 1-800-852-4450.

Right to Examine the Contract (free look)

It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.
Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may exercise our right to allocate initial premium payments to the Money Market division during the examination offer period. If your initial premium payments are allocated to the Money Market division and the free look is exercised, you will receive the greater of premium payments or the accumulated value.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
To exercise your free look, you must send the Contract and a written request to us postmarked before the close of business on the last day of the examination offer period.
If you properly exercise your free look, we will cancel the Contract. In the states that require us to return your premium payments, we will return the greater of your premium payments or accumulated value. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.
If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:

•	the total premium payment(s) made; or

•
your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.
Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the DCA Plus account(s) value plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in the section titled 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:

•	the number of units you have in a division multiplied by

•	the value of a unit in the division.

The number of units is equal to the total units purchased by allocations to the division from:

•	your initial premium payment;

•	subsequent premium payments;

•	your exchange credit;

•	premium payment credits; and

•	transfers from another investment option
minus units sold:

•	for partial surrenders and/or partial annuitizations from the division;

•	as part of a transfer to another division or the Fixed Account; and

•	to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a =	the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b =	the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c =	the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d =
the daily charge for Total Separate Account Annual Expenses and any Optional Riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.
Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•	make premium payment allocation changes;

•	set up Dollar Cost Averaging (DCA) scheduled transfers;

•	make transfers; and

•	make changes to Automatic Portfolio Rebalancing (APR).
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.

Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.

If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.

Telephone Services

Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.

If you elect telephone privileges, instructions

•	may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.

Internet

Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions

•	that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•	that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•	that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.

2. CHARGES AND DEDUCTIONS

Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.

In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Surrender Charge
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE:
If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.

NOTE:    Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:

•	For Contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.

•	For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.

For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:

•	first from premium payments no longer subject to a surrender charge;

•	then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and

•	then from premium payments subject to a surrender charge on a first-in, first-out basis.

NOTE:    Partial surrenders may be subject to both a surrender charge and a transaction fee.
Free Surrender Amount

The free surrender amount may be surrendered without a charge. This amount is the greater of:

•	earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

•	10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.

Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).

Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee).
When Surrender Charges Do Not Apply

The surrender charge does not apply to:

•	amounts applied under an annuity benefit payment option; or

•	payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•
amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•
an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider

This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.

This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need includes confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.

The benefits are available for a critical need if the following conditions are met:

•	the owner or annuitant has a critical need; and

•	the critical need did not exist before the contract date.

For the purposes of this rider, the following definitions apply:

•
health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.

•
terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.

•	total and permanent disability — the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with advance written notice.
Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with advance written notice. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.
Annual Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.

Separate Account Annual Expenses
Mortality and Expense Risks Charge

We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.

This charge is also intended to cover our expenses, primarily related to operation of the Contract, including

•	furnishing periodic Contract statements, confirmations and other customer communications;

•	preparation and filing of regulatory documents (such as this prospectus);

•	preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•	providing computer, actuarial and accounting services.

If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge

We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risk charge, above.

If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Charges for Rider Benefits Currently Available
Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
Premium Payment Credit Rider

The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We will provide prior written notice in the event that we decide to exercise our right to reduce the Fixed Account interest rate.

If you elect the Premium Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.

The rider charge is intended to cover our cost for the credit(s).

Principal Income Builder 3 (PIB 3) Rider

The current annual charge for the rider is 1.05% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2625%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter.

The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For existing contracts, advance notice will be sent if the rider charge will increase. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly For Life withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Principal Income Builder 10 (PIB 10) Rider

The current annual charge for the rider is 1.20% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.3000%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter.

The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For existing contracts, advance notice will be sent if the rider charge will increase. Before the effective date of the rider charge increase, you have the following options:

•	Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•
Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 2.00% (0.5000% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Special Provisions for Group or Sponsored Arrangements

Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.

Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.

Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.
3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and the DCA Plus accounts are a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account and the DCA Plus accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our general account. The general account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the general account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You can obtain more information concerning the Fixed Account and DCA Plus accounts from your registered representative or by calling us at 1-800-852-4450.
We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.

Fixed Account
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.
Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.
NOTE: We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the Premium Payment Credit Rider.
NOTE: Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 6. TRANSFERS AND SURRENDERS.
NOTE: We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.
Fixed Account Value

Your Fixed Account value on any valuation date is equal to:

•	premium payments or credits allocated to the Fixed Account;

•	plus any transfers to the Fixed Account from the other investment options;

•	plus interest credited to the Fixed Account;

•	minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;

•	minus any transfers to the Separate Account.
Dollar Cost Averaging Plus Program (DCA Plus Program)

Premium payments allocated to the DCA Plus accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted. There is no charge for participating in the DCA Plus program.

NOTE:	If you elect the Premium Payment Credit Rider, you may not participate in the DCA Plus program.

DCA Plus Premium Payments

You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.

DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.

Selecting a DCA Plus Account

DCA Plus accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all premium payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus account value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).

DCA Plus Transfers

Transfers are made from DCA Plus accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus account value is transferred.

Unscheduled DCA Plus Transfers. You may make unscheduled transfers from DCA Plus accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders. You may take scheduled or unscheduled surrenders from DCA Plus accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.
4. LIVING BENEFIT - GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

Guaranteed Minimum Withdrawal Benefit (GMWB) riders are designed to help protect you against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.

We currently make available two optional GMWB riders, the Principal Income Builder 3 rider and the Principal Income Builder 10 rider. We offer different GMWB riders so you can choose the level of benefits and charges that make the most sense for you. The availability and eligibility requirements of these riders are shown below.

Name of Rider	PIB 3	PIB 10
Marketing Name	Principal Income Builder 3	Principal Income Builder 10
Eligibility	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81
You may elect a GMWB rider only when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue. If we exercise this right, we will give written notice and our offer will not be unfairly discriminatory.
Factors to Consider Before You Buy A GMWB Rider
A GMWB rider may be appropriate if you:

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.

A GMWB rider generally will not be appropriate if you:

•	Do not intend to take any withdrawals from your Contract.

•	Intend to allocate a significant portion of your Contract accumulated value to the Fixed Account or DCA Plus Accounts.

•	Have an aggressive growth investment objective.

•	Plan on taking withdrawals that exceed the GMWB withdrawal limits.

Before you purchase this rider, you should carefully consider the following:

•	The features of a GMWB rider may not be purchased separately. As a result, you may pay for rider features that you never use.

•
If you take withdrawals that exceed a GMWB rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.

•	A GMWB rider does not guarantee that the withdrawal benefit payment(s) will be sufficient to meet your future income needs.

•	A GMWB rider is not a guarantee that you will receive any earnings on your premium payments.

•	A GMWB rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.

•	The fee for the GMWB rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•
A GMWB rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you elect a GMWB rider.

•	Once elected, you may not terminate the GMWB rider until the 5th Contract anniversary following the rider effective date.
You should review the terms of each GMWB rider carefully and work with your registered representative to decide which GMWB rider, if any, is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
Which GMWB Rider May Be Appropriate for You
The Principal Income Builder 3 rider may be appropriate if you:

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want our lowest-cost GMWB rider.

•	Want to defer taking withdrawals for a shorter period and receive an accelerated GMWB Bonus rate. The PIB 3 Bonus period is 3 years at 7%, 6%, and 5% of premium payments.
The Principal Income Builder 10 rider may be appropriate if you:

•
Want to protect against the risk that your Contract accumulated value could fall below your original investment due to market decline. One of the withdrawal options is designed to permit you to recover at least your premium payments.

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•
Do not plan to take withdrawals for at least 10 years after the rider effective date and want to take advantage of the 10-year GMWB Bonus. The PIB 10 Bonus period is 10 years at 5.00% annually of the premium payments.

•	Are willing to pay a higher cost for the flexibility provided by these features.

GMWB Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for 5 contract years following the rider effective date.

The GMWB rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your rider’s benefits.

If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Principal Income Builder 3 Covered Life Change or Principal Income Builder 10 Covered Life Change).
Additional Premium Payments
Before your Contract accumulated value is reduced to zero, you may make additional premium payments, subject to the limitations described below. We will not accept additional premium payments once the Contract accumulated value becomes zero.
While this rider is in effect, we may limit or not accept additional premium payments if we determine that, as a result of the timing and amounts of your additional premium payments and withdrawals, a limitation is necessary for us to manage the financial risks incurred in providing the GMWB. We also reserve the right to limit or not accept additional premium payments if we are not then offering this benefit for new contracts, or if we are offering a modified version of this benefit for new contracts. We will exercise such reservation of right for all annuity owners in the same class, in a non-discriminatory manner.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the GMWB investment options) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account;

•	Diversified Balanced Account;

•	Diversified Growth Account; and

•	Diversified Income Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for 5 contract years following the rider effective date.

See APPENDIX B for information regarding GMWB investment options.
Overview of Principal Income Builder 3

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal within the first 3 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.

Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.

Spousal continuation. This rider provides that the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.

Principal Income Builder 3 Terms

We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•	GMWB Step-Up — an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•	Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year

•	Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we guarantee you may withdraw each contract year.
Principal Income Builder 3 - Withdrawal Benefit Base
The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial withdrawal benefit base is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:
1= the accumulated value on the Contract anniversary (see Principal Income Builder 3 – GMWB Step-Up).
2 = the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
Principal Income Builder 3 - Withdrawal Benefit Payment

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.

To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to “spouses.”  In satisfying such requirements, we will follow the U.S. Supreme Court's ruling in United States v. Windsor, 133 S. Ct. 2675 (2013) and any applicable regulatory requirements implemented in response to the Windsor ruling.  As a result of the Windsor case, same-sex couples who are legally married in their respective states have the same rights to benefits under federal law as all opposite-sex couples have.  All Contract provisions will be interpreted and administered in accordance with the requirements of the Code and Windsor.  For more information, please see your tax advisor.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the Principal Income Builder 3 For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-54	3.00%
55-59	4.00%
60-64	4.25%
65-74	5.00%
75+	5.25%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-54	2.50%
55-59	3.50%
60-64	3.75%
65-74	4.50%
75+	4.75%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 3 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 2.50% for the remaining life of this rider and cannot be changed.

Principal Income Builder 3 - Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1.	Spousal continuation of this rider as described in 8. DEATH BENEFIT.

2.	If withdrawals have not been taken and you have not previously elected to continue this rider as provided in 8. DEATH BENEFIT, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue this rider as provided in 8. DEATH BENEFIT, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 3 - Effect of Withdrawals

This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. See Principal Income Builder 3 - GMWB Bonus below.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value.

If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Principal Income Builder 3 - Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX C.

Principal Income Builder 3 - Excess Withdrawals

Any portion of a withdrawal that exceeds the available withdrawal benefit payment is an excess withdrawal. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a withdrawal benefit payment for that contract year will be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

Principal Income Builder 3 - GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of:

•	The 3rd Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 3 - GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 3 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.

Principal Income Builder 3 - Effect of Reaching the Maximum Annuitization Date

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment option:

•	Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.

See Principal Income Builder 3 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 3 - Effect of the Contract Accumulated Value Reaching Zero

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, we will pay the withdrawal benefit payments as follows:

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either

•
the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 3 - Termination and Reinstatement

You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The For Life withdrawal benefit base is zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in 7. DEATH BENEFIT or the removal/ addition of a joint life as described in Principal Income Builder 3 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date you make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Principal Income Builder 3 - Effect of Divorce
Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.
Note: If this excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 – Excess Withdrawals.

Principal Income Builder 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge	PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 1.65%. • Current annual charge is 1.05%.
Guaranteed Minimum Withdrawal Benefits	• For Life
Annual Withdrawal Limits
•     “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 5.25% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 2.50% and capping at a maximum of 4.75% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each applicable Contract anniversary.
Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.

Overview of Principal Income Builder 10

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase the remaining withdrawal benefit base. The GMWB Bonus also does not increase your Contract accumulated value.

Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge. This rider has a maximum annual rider charge of 2.00% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.

Principal Income Builder 10 Terms
We use the following definitions to describe the features of this rider:

•	Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•	GMWB Bonus — a bonus credited to the withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•	GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•
GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•
Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately. (not applicable to PIB3)

•
Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•	Rider effective date — the date the rider is issued.

•	Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.

•
Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•	Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

Principal Income Builder 10 - Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Principal Income Builder 10 - Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on:

•	The rider effective date and

•	Each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1 = the accumulated value on the Contract anniversary (see Principal Income Builder 10 – GMWB Step-Up).

2 = the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.

* NOTE:
The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 10 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.

Principal Income Builder 10 - Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on:

•	The rider effective date,

•	When a premium payment is made,

•	When a GMWB Step-Up is applied, and

•	When a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be:

•	increased dollar-for-dollar by each additional premium payment made and any GMWB Step-Up; and

•	decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Principal Income Builder 10 - Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

NOTE:
The For Life remaining withdrawal benefit base is only applicable when the Contract accumulated value reduces to zero. Once your Contract accumulated value reduces to zero, For Life withdrawal benefit payments will be payable until the later of the date of your death or the date the For Life remaining withdrawal benefit base is zero. For further information, see Effect of the Contract Accumulated Value Reaching Zero Under the Principal Income Builder 10 Rider.

Principal Income Builder 10 - Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.	Owner if there is only one owner;

b.	Annuitant if the owner is not a natural person;

c.	Youngest joint owner if there are joint owners; or

d.	Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:

a.	The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or

b.	The joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to “spouses.”  In satisfying such requirements, we will follow the U.S. Supreme Court's ruling in United States v. Windsor, 133 S. Ct. 2675 (2013) and any applicable regulatory requirements implemented in response to the Windsor ruling.  As a result of the Windsor case, same-sex couples who are legally married in their respective states have the same rights to benefits under federal law as all opposite-sex couples have.  All Contract provisions will be interpreted and administered in accordance with the requirements of the Code and Windsor.  For more information, please see your tax advisor.

NOTE:	At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•	“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-54	3.00%
55-64	4.00%
65-74	5.00%
75+	5.25%

•	“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-54	2.50%
55-64	3.50%
65-74	4.50%
75+	4.75%

NOTE:
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 10 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 2.50% for the remaining life of this rider and cannot be changed.
Principal Income Builder 10 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1.	Spousal continuation of this rider as described below in 8. DEATH BENEFIT.

2.	If withdrawals have not been taken and you have not previously elected to continue this rider as provided in 8. DEATH BENEFIT, then:

a.	You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b.	You may remove a joint owner or primary beneficiary as a covered life.

c.	The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3.	If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner as a covered life.

b.	You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4.	If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:

a.	You may remove a joint owner or primary beneficiary as a covered life.

b.	You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c.
The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5.
If you have previously elected to continue this rider as provided in 8. DEATH BENEFIT, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Principal Income Builder 10 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. See Principal Income Builder 10 - GMWB Bonus.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Principal Income Builder 10 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX D.
Principal Income Builder 10 - Excess Withdrawals
Any portion of a withdrawal that exceeds the available withdrawal benefit payment for either withdrawal option is an excess withdrawal. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payments to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•	the excess withdrawal, or

•	the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:	All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:	Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal. If you are eligible for and do not enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract that exceeds a withdrawal benefit payment for that contract year will be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•	The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•	You have elected scheduled withdrawal payments.

NOTE:
Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 10 - GMWB Bonus
Under the GMWB Bonus, on each of the first 10 Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%

The GMWB Bonus is no longer available after the earlier of:

•	The 10th Contract anniversary following the rider effective date; or

•	The date you take a withdrawal following the rider effective date.

NOTE:	The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 10 - GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

The GMWB Step-Up operates as follows:

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge; and

3.	You have not fully annuitized the Contract.

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

1.	The Contract anniversary occurs before the later of:

a.	the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or

b.	10 years after the rider effective date;

2.	You have not declined any increases in the rider charge;

3.	You have not fully annuitized the Contract; and

4.	The remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:
If you take withdrawals in amounts that reduce the remaining withdrawal benefit base to zero, the remaining withdrawal benefit base is not eligible for a GMWB Step-Up (even if additional premium payments are made).

Principal Income Builder 10 - Effect of Reaching the Maximum Annuitization Date

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:

•	Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•	Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:

•
You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in 8. DEATH BENEFIT.

•	You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in 8. DEATH BENEFIT.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

See Principal Income Builder 10 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

•
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:

•	for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, you must elect either:

•	The Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; see Principal Income Builder 10 - Effect of Withdrawals); or

•	The For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; see Principal Income Builder 10 - Effect of Withdrawals).

If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:

•	You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.

•	The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

•
If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in 8. DEATH BENEFIT.

•
If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.

•	If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either:

•	The “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of your death (annuitant’s death if the owner is not a natural person).

•	The “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of:

•	the date the For Life remaining withdrawal benefit base is zero; or

•	the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in 8. DEATH BENEFIT.

NOTE:
In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 10 - Termination and Reinstatement

You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur:

•	The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.

•	The date you fully annuitize, fully surrender or otherwise terminate the Contract.

•	The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•
The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in 8. DEATH BENEFIT or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.

•	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).

•	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•	The date you make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Principal Income Builder 10 - Effect of Divorce
Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.
Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.
Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.20%.
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 5.25% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 2.50% and capping at a maximum of 4.75% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each applicable Contract anniversary.
Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

5. PREMIUM PAYMENT CREDIT RIDER
The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see 2. CHARGES AND DEDUCTIONS) as well as an increased surrender charge and longer surrender charge period.
If you elect this rider, the following provisions apply to the Contract:

•
We will apply a credit of 5% of the premium payment to your accumulated value for each premium payment received during your first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you make a premium payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).

•	No credit(s) are applied for premium payments made after the first contract year.

•	For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.

•	The premium payment credit is allocated among the investment options according to your then current premium payment allocations.

•
We recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•
The amount we recapture may be more than the current value of the credit(s). If your investment options have experienced negative investment performance (i.e., have lost value) you bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).

•	Partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	Credits are considered earnings under the Contract, not premium payments.

•	All premium payments are subject to the 9-year surrender charge period and higher surrender charge (see 2. CHARGES AND DEDUCTIONS).

•	The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.

•	The DCA Plus program is not available to you if you elect this rider.

If you elect the Premium Payment Credit Rider, your unit values will be lower than if you did not elect the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge. The following example is provided to assist you in understanding this adjustment.

	Sample Division Unit Value(1)	Number of Units in Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$41,179.69
After the one time adjustment	26.659024	1,544.6811189	$41,179.69
(1) Multiple factors impact the amount of the adjustment, including the annual charge for the Premium Payment Credit rider. For a detailed description of how the unit value is calculated, see subsection Accumulated Value under 1.THE CONTRACT.
You should carefully examine the Premium Payment Credit Rider to decide if this rider is suitable for you. There are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:

•	this rider increases the amount and duration of the surrender charges, see 2. CHARGES AND DEDUCTIONS;

•
we recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.

•	partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•	any premium payments made after the first contract year do not have a credit applied even though they are subject to the rider’s higher Separate Account charges; and

•	the higher Separate Account charges reduce investment performance.

The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the Premium Payment Credit Rider charge (see 2. CHARGES AND DEDUCTIONS). We expect to make a profit from these charges.
The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The table reflects surrender charges, when applicable. The tables are based on:

•	a $25,000 initial premium payment and no additional premium payments;

•	the deduction of maximum Separate Account annual expenses:
•Contracts with the Premium Payment Credit Rider:
•2.00% annually for the first eight contract years
•1.40% annually after the first eight contract years
•Contracts without the Premium Payment Credit Rider:
•1.40% annually for all contract years.

•	the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2013;

•	0%, 5% and 10% annual rates of return before charges; and

•	payment of the $30 annual Contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
Contract Year	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider
1	$23,090.94	$23,631.96	$24,265.94	$24,839.46	$25,440.94	$26,094.52
2	$22,544.51	$22,934.45	$24,898.77	$25,339.40	$27,458.00	$28,100.76
3	$22,010.43	$22,471.62	$25,548.94	$26,130.48	$29,699.65	$30,500.26
4	$21,690.41	$22,013.87	$26,480.78	$26,947.41	$32,364.83	$33,053.27
5	$21,371.33	$21,561.23	$27,460.89	$27,776.48	$35,216.96	$35,770.73
6	$21,053.29	$21,113.77	$28,461.01	$28,617.94	$38,270.53	$38,664.39
7	$20,736.38	$20,671.53	$29,511.69	$29,502.07	$41,541.12	$41,746.83
8	$20,601.72	$20,234.54	$30,834.32	$30,399.78	$45,295.53	$45,031.55
9	$20,106.33	$19,925.19	$31,679.50	$31,496.75	$48,801.88	$48,806.16
10	$19,622.14	$19,617.12	$32,547.85	$32,616.94	$52,579.64	$52,853.61
15	$17,360.37	$17,355.90	$37,259.92	$37,339.01	$76,334.93	$76,732.67
20	$15,342.78	$15,338.79	$42,654.17	$42,744.72	$110,822.76	$111,400.20

The better your Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see 2. CHARGES AND DEDUCTIONS). If you surrender your Contract with the Premium Payment Credit Rider while subject to a surrender charge, your surrender value will be less than the surrender value of a Contract without this rider.

6. TRANSFERS AND SURRENDERS
Division Transfers

•	You may request an unscheduled transfer or set up a scheduled transfer by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•	You must specify the dollar amount or percentage to transfer from each division.

•	The minimum transfer amount is the lesser of $100 or the value of your division.

•	In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:

•	a transfer has been made from the Fixed Account to a division within six months; or

•	following the transfer, the Fixed Account value would be greater than $1,000,000.
Unscheduled Transfers

You may make unscheduled division transfers from one division to another division or to the Fixed Account.

•	Transfers are not permitted into DCA Plus accounts.

•	Transfer values are calculated using the price next determined after we receive your request.

•
We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging for the transaction fee, we will provide you with written notice at least 30 days in advance.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•	requiring a minimum time period between each transfer;

•	imposing the transaction fee;

•	limiting the dollar amount that an owner may transfer at any one time; or

•	not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)

•	You may elect to have transfers made on a scheduled basis.

•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.

•	You must specify the dollar amount of the transfer.

•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Transfers are not permitted into DCA Plus accounts.

•	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.

•	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.

•
The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].
Fixed Account Transfers, Total and Partial Surrenders

Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see Section 2. CHARGES AND DEDUCTIONS).

You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.

Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:

•	transfer an amount not to exceed 25% of your Fixed Account value; or

•	transfer up to 100% of your Fixed Account value if:
•your Fixed Account value is less than $1,000; or
•a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:

•	You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.

•	Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).

•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.

•	Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.

•
Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.

•	The minimum transfer amount is $100.

•	If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.

•	If you stop the transfers, you may not start transfers again without our prior approval.

Automatic Portfolio Rebalancing (APR)

•	APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.

•	You may elect APR at any time after the examination offer period has expired.

•	APR is not available for values in the Fixed Account or the DCA Plus accounts.

•	APR is not available if you have arranged scheduled transfers from the same division.

•	There is no charge for APR transfers and no charge for participating in the APR program.

•	APR will be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).

•	You may rebalance by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.

•	Divisions are rebalanced at the end of the next valuation period following your request.

Example:
You elect APR to maintain your Separate Account division value with 50% in the LargeCap Value division and 50% in the Bond & Mortgage Securities division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Value division, with the remaining 40% in the Bond & Mortgage Securities division. By rebalancing, units from the LargeCap Value division are redeemed and applied to the Bond & Mortgage Securities division so that 50% of the Separate Account division value is once again in each division.

Surrenders

You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).
Total Surrender

•	You may surrender the Contract at any time before the annuitization date.

•	Surrender values are calculated using the price next determined after we receive your request.

•	The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•	We reserve the right to require you to return the Contract.

•	The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

Unscheduled Partial Surrender

•	You may surrender a part of your accumulated value at any time before the annuitization date.

•	You must specify the dollar amount of the surrender (which must be at least $100).

•	The surrender is effective at the end of the valuation period during which we receive your written request for surrender.

•	The surrender is deducted from your investment options according to your surrender allocation percentages.

•	If surrender allocation percentages are not specified, we use your premium payment allocation percentages.

•	We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•	Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.

•	The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Scheduled Partial Surrender

•	You may elect partial surrenders from any of your investment options on a scheduled basis.

•	Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•	You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•	If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•	We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•	The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.

•	The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.
7. THE ANNUITIZATION PERIOD
Annuitization Date

You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date (the later of age 85 or ten years after Contract issue; state variations may apply) found on the data pages. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.
Full Annuitization

Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).

Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 10. FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.

Partial Annuitization

You have the right to partially annuitize a portion of your accumulated value. After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.

If you have elected the Premium Payment Credit Rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent Contract anniversary.

The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.

You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options

We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:

•	amount of accumulated value applied to the annuity benefit payment option;

•	annuity benefit payment option selected;

•	age and gender of the annuitant (unless fixed income option is selected);

•	frequency of the annuity benefit payments; and

•	duration of the annuity benefit payments.
The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.
You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.

If an annuity benefit payment option is not selected, we will automatically apply:

•	for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.

•	for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:

•
Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•
Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

•
Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

•
Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•
Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available.
Tax Considerations Regarding Annuity Benefit Payment Options

If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 10. FEDERAL TAX MATTERS).
Death of Annuitant (During the Annuitization Period)

If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

8. DEATH BENEFIT
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
All other beneficiaries receive the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
Upon your death, only the surviving owner’s right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If...	And...	Then...
If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract or the GMWB Death Benefit, whichever is applicable.

If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit or the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.

No surrender charge applies when a death benefit is paid.
Payment of Death Benefit

The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 8. ADDITIONAL INFORMATION ABOUT THE CONTRACT).

NOTE:	Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made.  After payment of all of the death benefit (including any applicable interest), the Contract is terminated.
Standard Death Benefit Formula

The standard death benefit is automatically included with your Contract if you do not elect one of the Guaranteed Minimum Withdrawal Benefit riders.

The amount of the standard death benefit is the greatest of a, b or c, where:

a =	the accumulated value on the date we receive proof of death and all required documents;

b =
the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and

c =
the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:
Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

GMWB Death Benefit - Principal Income Builder 3

While a GMWB rider is active, the GMWB Death Benefit replaces any other death benefit under the Contract. The GMWB Death Benefit is similar to the Standard Death Benefit with the exception of how withdrawals reduce the death benefit amount. The GMWB Death Benefit terminates when the GMWB rider terminates.

1.	If you are the only owner, upon your death, your primary beneficiary may elect one of the following:

a.	receive the GMWB Death Benefit as set forth below; or

b.	if the primary beneficiary is your spouse, your spouse may continue the Contract with or without this rider as set forth later in this section.

2.	If there are joint owners, upon the death of the first joint owner to die, the surviving joint owner may elect one of the following:

a.	receive the GMWB Death Benefit as set forth below; or

b.	if the surviving joint owner is your spouse, your spouse may continue the Contract with or without this rider as set forth later in this section.

The GMWB Death Benefit is equal to the greatest of:

1.	the Contract accumulated value as of the valuation date on which we receive the proof of death and all required documents;

2.	the total premium payments minus each withdrawal** taken on or before the valuation date on which we receive the proof of death and all required documents;

3.
the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal** taken after that Contract anniversary.

**
For 2. and 3. above, a withdrawal that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal. For example, if your accumulated value decreases due to the poor performance of the investment options you selected, the death benefit is reduced by more than the amount of the withdrawal for an excess withdrawal. Note, this is different than how withdrawals reduce the standard death benefit.

** For 2. and 3. above, withdrawals up to the RMD amount under the RMD Program for GMWB Riders are not considered excess withdrawals and reduce the GMWB Death Benefit by the amount of the withdrawal.

For details of the GMWB Death Benefit calculations, see APPENDIX E- GMWB DEATH BENEFIT EXAMPLES.

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the GMWB Death Benefit. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth later in this section; or
b. Receive the GMWB Death Benefit.

All other primary beneficiaries will receive the GMWB Death Benefit.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the GMWB Death Benefit. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth later in this section; or
b. Receive the GMWB Death Benefit.

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the GMWB Death Benefit.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the GMWB Death Benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the GMWB Death Benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, all payments stop and all rights and benefits under the Contract terminate.

You are a joint owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.

* See Principal Income Builder 3 - Effect of the Contract Accumulated Value Reaching Zero for details regarding election of the For Life withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

Spousal Continuation of the Principal Income Builder 3 Rider

This rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and this rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may continue the rider and take withdrawals until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

GMWB Death Benefit - Principal Income Builder 10

While a GMWB rider is active, the GMWB Death Benefit replaces any other death benefit under the Contract. The GMWB Death Benefit is similar to the Standard Death Benefit with the exception of how withdrawals reduce the death benefit amount. The GMWB Death Benefit terminates when the GMWB rider terminates.

1.     If you are the only owner, upon your death, your primary beneficiary may elect one of the following:

a.	receive the GMWB Death Benefit as set forth below;

b.	receive the Investment Back Remaining Withdrawal Benefit Base as a series of payments in an amount and frequency acceptable to us; or

c.	if the primary beneficiary is your spouse, your spouse may continue the Contract with or without this rider as set forth later in this section.

2. If there are joint owners, upon the death of the first joint owner to die, the surviving joint owner may elect one of the following:

a.	receive the GMWB Death Benefit as set forth below;

b.	receive the Investment Back Remaining Withdrawal Benefit Base as a series of payments in an amount and frequency acceptable to us; or

c.	if the surviving joint owner is your spouse, your spouse may continue the Contract with or without this rider as set forth later in this section.

The GMWB Death Benefit is equal to the greatest of:

1.	the Contract accumulated value as of the valuation date on which we receive the proof of death and all required documents;

2.	the total premium payments minus each withdrawal** taken on or before the valuation date on which we receive the proof of death and all required documents;

3.
the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal** taken after that Contract anniversary.

**
For 2. and 3. above, a withdrawal that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal. Note, this is different than how withdrawals reduce the standard death benefit.

**
For 2. and 3. above, withdrawals up to the RMD amount under the RMD Program for GMWB Riders are not considered excess withdrawals and reduce the GMWB Death Benefit by the amount of the withdrawal. If you are taking withdrawals under the Investment Back withdrawal option, any amount greater than the “For Life” withdrawal benefit payment, or RMD amount if taken under the RMD Program for GMWB Riders, are deducted proportionately rather than dollar-for-dollar.

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. Receive the GMWB Death Benefit; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.*

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth later in this section; or
b. Elect one of the following:
•    receive the GMWB Death Benefit;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.*

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. Receive the GMWB Death Benefit; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.*

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth later in this section; or
b. Elect one of the following:
•    receive the GMWB Death Benefit;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.*

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*
We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*
We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

* See Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Spousal Continuation of the Principal Income Builder 10 Rider

This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.	The Contract accumulated value is greater than zero;

2.	There has not been a previous spousal continuation of the Contract and this rider; and

3.	Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:	Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

9. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a mutual fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.

If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.
Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
If your Contract has a GMWB rider, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Change of Owner or Annuitant

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.

You may change the owner and/or annuitant of your non-qualified contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.

If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.

If your Contract has a GMWB rider, any ownership change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Beneficiary

While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

If your Contract has a GMWB rider, any beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).
Contract Termination

We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000, unless you have the GMWB rider. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.
Reinstatement

Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.

If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•	we reinstate the Contract effective on the original surrender date;

•
if you had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;

•	we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract ;

•	these amounts are priced on the valuation date the money from the other company is received by us;

•	commissions are not paid on the reinstatement amounts; and

•	new data pages are sent to your address of record.

If you have any of the optional riders, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.

If you have any of the optional riders, rider benefits will be adjusted when the amount originally surrendered differs from the reinstatement amount.

Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to:

•	increased broker-dealer commissions; and

•	increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a contract year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

Distribution of the Contract
The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.50% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. Princor currently receives 12b-1 fees for the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account.
Princor is an affiliate of the Company. Both Princor and the Company are subsidiaries of Principal Financial Services, Inc.
Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.
The distributor and/or its affiliates provide services to and/or funding vehicles for retirement plans and employer sponsored benefit programs. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the retirement plan utilizes or if the intermediary subsequently became the broker of record with regard to the retirement plan. The distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of distributor with the assistance of a registered representative of an affiliate of distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.
The intermediary may pay to its financial professionals some or all of the amounts the distributor and its affiliates pay to the intermediary.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

10. FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts

Non-Qualified Contracts

Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.

•	Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.

•
An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•	Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.

•	Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•	The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•	Annuity benefit payments:

•	The “investment in the Contract” is generally the total of the premium payments made.

•
The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.

•	After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.
Required Distributions for Non-Qualified Contracts

In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:

•
If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•	If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or

•
as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

•	If you take a distribution from the Contract before you are 59½, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.

Medicare Tax Change for 2013

Beginning in 2013, the Medicare tax will rise from 2.9% to 3.8% on unearned income for higher tax bracket individuals.

As part of the Health Care and Reconciliation Act of 2010, the new tax increase will apply to individuals with an Adjustable Gross Income over $200,000 (single filers) or $250,000 for married couples filing jointly. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained by normal trade of business.

Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate.
Taxation of Qualified Contracts

Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•	IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•	SEP-IRA – A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.

•
SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

Premature Distributions: There is a 10% penalty under the Internal Revenue Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:

•	made on or after you reach age 59½;

•	made to a beneficiary on or after your death;

•	made upon your disability;

•	part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;

•	made to pay certain medical expenses;

•	for health insurance premiums while unemployed;

•	for first home purchases (up to $10,000);

•	for qualified higher education expenses;

•	for qualified disaster tax relief distributions (up to $100,000);

•	for qualified reservist distributions;

•	for amounts levied by the IRS directly against your IRA;

•	for earnings associated with refunds of excess IRA contributions paid prior to your tax filing deadline;

•	for Roth IRA conversions (assuming the conversion remains in the Roth IRA for 5 years); or

•	for transfer of IRA incident to divorce.

For more information regarding premature distributions, please reference IRS Publication 590 and consult your tax advisor.

Rollover IRAs

If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% excise tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please see your tax advisor.
When considering all the IRA accounts you own in the aggregate, you may be limited to executing just one IRA-to-IRA indirect rollover per twelve month period. For more information, please see your tax advisor.

Roth IRAs

The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs

The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs.

NOTE:
Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - Required Minimum Distribution (RMD) Program for GMWB Riders.

Failure to comply with the RMD rules can result in an excise tax penalty.
Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.
11. GENERAL INFORMATION ABOUT THE COMPANY
Corporate Organization and Operation
Principal Life Insurance Company
Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.
Principal Life Insurance Company Separate Account B
The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.
Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.

The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Separate Account Divisions
We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

Legal Opinions

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, Executive Vice President, General Counsel and Secretary.
Legal Proceedings

There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; any subsidiary of the Company; principal underwriter; or depositor.
Other Variable Annuity Contracts

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

Householding

To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•
if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•	if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•	if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•	based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.
The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.

Service Arrangements and Compensation

The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.
Mutual Fund Diversification

The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.

The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
State Regulation

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.
Financial Statements

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

12. TABLE OF SEPARATE ACCOUNT DIVISIONS

AllianceBernstein Small/Mid Cap Value Division

Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

Delaware Small Cap Value Division

Invests in:	Delaware VIP Small Cap Value Series – Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Dreyfus Investment Portfolio Technology Growth Division

Invests in:	Dreyfus Investment Portfolio Technology Growth Portfolio – Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital appreciation.

DWS Small Mid Cap Value Division

Invests in:	DWS Small Mid Cap Value VIP – Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(sm) Index (S&P 500®).

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Small Cap Value Securities Division (division name will change to Franklin Small Cap Value VIP Division effective 05/17/2014)

Invests in:	Franklin Templeton VIP Trust – Franklin Small Cap Value Securities Fund – Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

Goldman Sachs VIT Structured Small Cap Equity Division (division name will change to Goldman Sachs VIT Small Cap Equity Insights Division effective 05/17/2014)

Invests in:	Goldman Sachs VIT – Goldman Sachs Structured Small Cap Equity Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Invesco International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Small Cap Equity Division

Invests in:	Invesco V.I. Small Cap Equity Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Value Opportunities Division

Invests in:	Invesco V.I. Van Kampen V.I. Value Opportunities Division Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

MFS VIT New Discovery Division

Invests in:	MFS® VIT New Discovery Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT Utilities Division

Invests in:	MFS VIT Utilities Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

MFS VIT Value Division

Invests in:	MFS VIT Value Series – Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Large Cap Value Division

Invests in:	Neuberger Berman AMT Large Cap Value Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Socially Responsive Division

Invests in:	Neuberger Berman AMT Socially Responsive Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio – Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio – Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Diversified Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified Balanced Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, with an emphasis on managing volatility.

Diversified Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Diversified Growth Managed Volatility Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Managed Volatility Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation, with an emphasis on managing volatility.

Diversified Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Income Account – Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II – Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and ClearBridge Investments, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature dated on or after 08/16/2013)

Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term growth capital.

Principal LifeTime 2010 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division

Invests in:	Principal Variable Contracts Funds SmallCap Blend Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II – Class 1
Investment Advisor:	Emerald Advisers, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I – Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc., through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios –Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Conservative Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Flexible Income Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Strategic Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:
seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

T. Rowe Price Blue Chip Growth Division

Invests in:	T. Rowe Price Blue Chip Growth Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Division

Invests in:	T. Rowe Price Health Sciences Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

Van Eck VIP Global Hard Assets Division

Invests in:	Van Eck VIP Global Hard Assets Fund – Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

13. REGISTRATION STATEMENT
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.
Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.
The registration numbers for the Contract are 333-188293 and 811-02091.

14. TABLE OF CONTENTS OF THE SAI

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	10
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	13
Financial Statements	14
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	139
Financial Statements	140

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

APPENDIX A – PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer was made available effective January 4, 2010. Original owners of an eligible Principal variable annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•	Your old contract is not subject to any surrender charges; and

•	Available in your state.

Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider. To qualify for a GMWB rider, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required exchange offer forms.

•	The Premium Payment Credit Rider is not available on the new contract.

•
If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the Principal Income Builder 3 or Principal Income Builder 10 rider results in restriction of your Contract investment options to the more limited GMWB investment options (review this prospectus in its entirety for full details).

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts.

•	Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.

•	At Contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.

•	We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.

•	The exchange offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.

There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix A – Principal Variable Annuity Exchange Offer    98

Summary Comparison* of Principal Variable Annuity and
Investment Plus Variable Annuity with GMWB Rider

To participate in the exchange offer you must elect either the Principal Income Builder 3 or Principal Income Builder 10 rider.

A. Features	Principal Variable Annuity	Investment Plus Variable Annuity
GMWB Rider(s)	Not available	Principal Income Builder 3 Principal Income Builder 10
GMWB investment options	Not applicable	Diversified Balanced Account Diversified Growth Account Diversified Income Account
Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account 12 month - DCA Plus account	1 year - Fixed Account 6 month - DCA Plus account*** 12 month - DCA Plus account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	12	1

B. Annuitization	Principal Variable Annuity	Investment Plus Variable Annuity
Annuity Benefit Payments First Available	Any time	Any time on/after the first Contract anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Same

C. Death Benefit	Principal Variable Annuity	Investment Plus Variable Annuity
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders from old contracts prior to November 23, 2003, the death benefit is reduced by the amount of each withdrawal.

For partial surrenders from old contracts issued on or after November 23, 2003, the death benefit is reduced proportionately for each withdrawal.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up

For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.

See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner or annuitant to die	1st owner to die

Appendix A – Principal Variable Annuity Exchange Offer    99

D. Fees and Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge**	1.25%	Same
Administration Charge** (on an annual basis)	Maximum: 0.15% Current: 0.05%	Maximum: 0.15% Current: 0.15%
Available Underlying Mutual Fund Expenses****	Maximum Annual: 1.39% Minimum Annual: 0.25%	Maximum Annual: 0.66% Minimum Annual: 0.56%
Principal Income Builder 3 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Principal Income Builder 10 Rider Charge - Taken as % of average quarterly Investment Back withdrawal benefit base.
	Not available Not available	Maximum Annual: 1.65% Current Annual: 1.05% Maximum Annual: 2.00% Current Annual: 1.20%

E. Transaction Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,8,8,7,6,5,4,3) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 1st in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 12th in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%

*	Does not reflect state variations.

**	Charges taken daily as a percentage of the average daily Separate Account division value.

***	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.

Appendix A – Principal Variable Annuity Exchange Offer    100

Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider

The new contract offers GMWB riders (Principal Income Builder 3 or Principal Income Builder 10) not available under the old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.

You may add only one GMWB rider to your Contract. You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider when you purchase the new contract.

Once elected, the Principal Income Builder 3 or Principal Income Builder 10 rider may not be terminated for 5 contract years following the rider effective date.

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.

Principal Income Builder 3
The Principal Income Builder 3 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Principal Income Builder 3 rider also offers a 3-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 3 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 3 rider provides your beneficiary(ies) with the GMWB Death Benefit.
Principal Income Builder 10
The Principal Income Builder 10 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Principal Income Builder 10 rider also offers a 10-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 10 rider also allows your beneficiary(ies) to choose the GMWB Death Benefit or any remaining Investment Back withdrawal benefit payments available under the rider.

Appendix A – Principal Variable Annuity Exchange Offer    101

It is important that you review the new contract prospectus in its entirety for additional information regarding the Principal Income Builder 3 and Principal Income Builder 10 riders and whether a GMWB rider is appropriate for your needs.

Tax Matters

Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.

There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See 10. FEDERAL TAX MATTERS section of this prospectus.

Appendix A – Principal Variable Annuity Exchange Offer    102

APPENDIX A-2 – INVESTMENT PLUS VARIABLE ANNUITY GMWB EXCHANGE OFFER
IPVA GMWB Exchange Offer ("GMWB Exchange Offer")
This GMWB Exchange Offer is available January 20, 2014. Original owners of an eligible Principal Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the GMWB Exchange Offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB Exchange Offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB Exchange Offer. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
You are eligible to participate in the GMWB Exchange Offer when:

•	The old contract doesn't have a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider or the old contract has a GMWB 1 rider (Investment Protector Plus); and

•	Your old contract is not subject to any surrender charges; and

•	The GMWB Exchange Offer is available in your state.
GMWB Exchange Offer Terms and Conditions

•
You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider (currently being marketed by us). To qualify for a GMWB rider, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.

•	You must receive a current prospectus for the new contract.

•	You must complete all required GMWB Exchange Offer forms.

•	The Premium Payment Credit Rider is not available on the new contract.

•
If we approve your application to participate in the GMWB Exchange Offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the Principal Income Builder 3 or Principal Income Builder 10 rider results in restriction of your Contract investment options to the more limited GMWB investment options (review the new contract prospectus in its entirety for full details).

•	Any new premium payments (excluding the amount transferred under this GMWB Exchange Offer) you make to the new contract are subject to surrender charges.

•	The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts. However, new premium payments may be allocated to the DCA Plus accounts.

•	At Contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.

•	Upon issuing you a new contract, your old contract will terminate.

•	The GMWB Exchange Offer is not available for partial exchanges.

•	Only one old contract can be exchanged for one new contract.
GMWB Exchange Offer Duration
Currently, there is no closing date for the GMWB Exchange Offer. We reserve the right, however, to modify the GMWB Exchange Offer commencement date and to modify or terminate the GMWB Exchange Offer upon reasonable written notice to you.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer    103

IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.

If you currently have the GMWB 1 rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Do not intend to take withdrawals in the near future and want to benefit from the GMWB Bonus feature

•	Want to benefit from potential annual increases to your rider values instead of every 5 years with the GMWB 1 rider

•	Want the ability to elect the Joint Life benefit instead of only Single Life with the GMWB 1 rider.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

If you currently do not have a GMWB rider with your old contract, this GMWB Exchange Offer may be appropriate if you:

•	Do not intend to take withdrawals in the near future and want to benefit from the GMWB Bonus feature

•	Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•	Want to protect against the risk of you or your spouse outliving your income.

•	Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.

The features and benefits, investment options, and charges and deductions of the new contract may differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the GMWB Exchange Offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the new contract prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.
Summary Comparison* of Old Contract and New Contract
To participate in the GMWB Exchange Offer you must elect either the Principal Income Builder 3 or Principal Income Builder 10 rider.

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
GMWB Rider(s) (applicable to this offer)	GMWB 1 (when applicable)	Principal Income Builder 3 Principal Income Builder 10
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life (“Single Life”)	Principal Income Builder 3: • For Life (“Single Life” or “Joint Life”) Principal Income Builder 10: • Investment Back • For Life (“Single Life” or “Joint Life”)

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer    104

Annual Withdrawal Limits	• Investment Back - 7.00% of the the Investment Back withdrawal benefit base • For Life - 5.00% of the For Life withdrawal benefit base
Principal Income Builder 3:
• “Single Life” - tiered
    percentages based on
    age at first withdrawal,
    beginning at 3.50% and
    capping at a maximum of
    6.50% of the For Life
    withdrawal benefit base
• “Joint Life” - tiered
    percentages based on
    age at first withdrawal,
    beginning at 3.00% and
    capping at a maximum of
    6.00% of the For Life
    withdrawal benefit base

Principal Income Builder 10:
• Investment Back -
    7.00% of the Investment
    Back withdrawal benefit
    base
• “Single Life” - tiered
    percentages based on
    age at first withdrawal,
    beginning at 3.50% and
    capping at a maximum of
    6.50% of the For Life
    withdrawal benefit base
• “Joint Life” - tiered
    percentages based on
    age at first withdrawal,
    beginning at 3.00% and
    capping at a maximum of
    6.00% of the For Life
    withdrawal benefit base

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer    105

GMWB investment options
Restricted investment options depending on when old contract was purchased and customer’s actions:
• GMWB Self-Build Models
• GMWB Select Models
• Principal Lifetime 2010 Account
• Principal Lifetime 2020 Account
• Principal Lifetime Strategic
   Income account
• Strategic Asset Management
   Balanced Portfolio
• Strategic Asset Management
    Conservative Balanced
    Portfolio
• Strategic Asset Management
    Flexible Income Portfolio
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account

Note: If GMWB was not elected, there are no investment restrictions.

• Diversified Balanced Account • Diversified Growth Account • Diversified Income Account • Diversified Balanced Managed Volatility Account • Diversified Growth Managed Volatility Account
Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account** 12 month - DCA Plus account**	Same
GMWB Bonus
If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases each year on the Contract anniversary as shown below:
• Years 1-5 - 5.00% of
    premium payments
• Years 6+ - 0.00% of
    premium payments

If no withdrawals are taken, a GMWB bonus is applied to the benefit base(s) on each Contract anniversary as shown below:
Principal Income Builder 3:
• Year 1 - 7.00% of
    premium payments
• Year 2 - 6.00% of
    premium payments
• Year 3 - 5.00% of
    premium payments
• Years 4+ - 0.00% of
    premium payments

 Principal Income Builder 10:
• Years 1-10 - 5.00% of
    premium payments
• Years 11+ - 0.00% of
    premium payments

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer    106

GMWB Step-Up
• Optional GMWB Step-Up
    that you may elect beginning
    with the 5th Contract
    anniversary.  Once you have
    elected a GMWB Step-Up,
    you must wait at least 5
    5 contract years to elect
    another GMWB Step-Up.
• Rider effective dates on or
    after June 15, 2008: the
    remaining withdrawal benefit
    bases are not eligible for
    Step-Ups after the
    Investment Back remaining
    withdrawal benefit base
    reduces to zero, even if
    additional premium payments
    are made.

• Automatic annual GMWB
   Step-Up available until the
   later of (a) the Contract
   anniversary prior to age 80 or
   (b) 10 years after the rider
    effective date.

For only Principal Income Builder 10:
• A remaining withdrawal
   benefit base under a
   withdrawal option is not
   eligible for a GMWB Step-Up
   after the remaining
   withdrawal benefit base
   reduces to zero, even if
   additional premium payments
   are made.

Automatic Portfolio Rebalancing	Calendar Quarterly (required with GMWB 1 rider)	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/contract year	1	1

B. Annuitization	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Annuity Benefit Payments First Available	Any time on/after the first Contract anniversary	Same
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	Annuity 2000 Mortality Table	Same
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Same

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer    107

C. Death Benefit	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, the death benefit is reduced proportionately for each withdrawal.
See the Death Benefit section in this appendix for more details.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.
See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner to die	Same

D. Fees and Charges	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge***	1.25%	Same
Administration Charge*** (on an annual basis)	Maximum: 0.15% Current: 0.15%	Same
Available Underlying Mutual Fund Expenses****	Maximum Annual: 2.13% Minimum Annual: 0.25%	Maximum Annual: 0.66% Minimum Annual: 0.56%
GMWB 1 Rider Charge – Taken as % of average quarterly Investment Back remaining withdrawal benefit base.
Maximum Annual: 0.85%
Current Annual: 0.80%
A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.
Not applicable
Principal Income Builder 3 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Principal Income Builder 10 Rider Charge - Taken as % of average quarterly Investment Back withdrawal benefit base.
	Not applicable Not applicable	Maximum Annual: 1.65% Current Annual: 1.05% Maximum Annual: 2.00% Current Annual: 1.20%

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer    108

E. Transaction Charges	Old Investment Plus Variable Annuity	New Investment Plus Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,7,6,5,4,3,2,1) if you elected the Premium Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%	Same
Unscheduled Transfers	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%	Same
*    Does not reflect state variations.

**	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

***	Charges taken daily as a percentage of the average daily Separate Account division value

****	For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the GMWB Exchange Offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
Death Benefit
The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Principal Income Builder 3 or Principal Income Builder 10) that were not available when you purchased your old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
You may add only one GMWB rider to your Contract. You must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider when you purchase the new contract.
Once elected, the Principal Income Builder 3 or Principal Income Builder 10 rider may not be terminated for 5 contract years following the rider effective date.
Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer    109

Principal Income Builder 3
The Principal Income Builder 3 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Principal Income Builder 3 rider also offers a 3-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 3 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 3 rider provides your beneficiary(ies) with the GMWB Death Benefit.
Principal Income Builder 10
The Principal Income Builder 10 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Principal Income Builder 10 rider also offers a 10-year GMWB Bonus. The GMWB Bonus rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus amount will provide an increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Principal Income Builder 10 rider also allows your beneficiary(ies) to choose the GMWB Death Benefit or any remaining Investment Back withdrawal benefit payments available under the rider.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Principal Income Builder 3 and Principal Income Builder 10 riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the GMWB Exchange Offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the GMWB Exchange Offer. See 10. FEDERAL TAX MATTERS section of the new contract prospectus.

Appendix A-2 – Investment Plus Variable Annuity GMWB Exchange Offer    110

APPENDIX B – GMWB INVESTMENT OPTIONS
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment options your Separate Account division value is/are invested in at the time of the new premium payments.

The available GMWB investment options are:

•	Diversified Balanced Managed Volatility Account;

•	Diversified Growth Managed Volatility Account;

•	Diversified Balanced Account;

•	Diversified Growth Account; and

•	Diversified Income Account.
For more information about the Diversified Balanced Managed Volatility Account, Diversified Growth Managed Volatility Account, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.
Transfers Between GMWB Investment Options
You may transfer 100% of your Separate Account division value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
If your Separate Account division value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option. You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.

Appendix B – GMWB Investment Options        111

GMWB Investment Options Underlying Funds
You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Management Corporation ("PMC"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.
To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option.

Appendix B – GMWB Investment Options        112

APPENDIX C – Principal Income Builder 3 Examples
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 3 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals

Examples 1-5 assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (4.25%) withdrawal benefit payment = $4,250, if withdrawals start prior to the owner attaining age 65.

•	“Joint Life” For Life (3.75%) withdrawal benefit payment = $3,750, if withdrawals start prior to the spouse attaining age 65.

Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.0425 = $4,547.50.

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500.

•	the new “Single For Life” For Life withdrawal benefit payment is $160,500 x 0.0425 = $6,821.25.

Appendix C – Principal Income Builder 3 Examples        113

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,750. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.75%.

On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($100,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x .0375 = $3,750).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0425 = $4,547.50.

In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,750. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.75%.

On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0375 = $4,012.50.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.75%.

On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0375 = $4,012.50)

Appendix C – Principal Income Builder 3 Examples        114

Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $4,250. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0425 = $4,250	$100,000 x 0.0425 = $4,250
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0425 = $4,250	$110,000 x 0.0425 = $4,675

Example 6 assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	The For Life withdrawal benefit base prior to partial surrender = $100,000.

•	“Single Life” For Life (5.00%) withdrawal benefit payment = $5,000.

•	“Joint Life” For Life (3.50%) withdrawal benefit payment = $3,500, if withdrawals start prior to the owner’s spouse attaining age 60.

Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•	there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•	the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•	the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0500 = $5,350.00.

In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.

On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0350 = $3,745.00.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.50%.

On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•	the For Life withdrawal benefit base remains the same ($107,000).
The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0350 = $3,745.00)

Appendix C – Principal Income Builder 3 Examples        115

Examples With Excess Withdrawals

Examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.25%.

•	the initial premium payment is $100,000

•	the withdrawal benefit base prior to partial surrender = $100,000

•	“Single Life” For Life (4.25%) withdrawal benefit payment = $4,250

•	Withdrawal taken = $8,000
•excess amount under the For Life withdrawal option is $3,750

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

For Life
The amount of the adjustment* is $4,373.18. The new For Life withdrawal benefit base is $100,000 - $4,373.18 = $95,626.82.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,750 (the amount of the excess withdrawal); and
b = $4,373.18 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,750);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,250); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.

For Life
The new “Single Life” For Life withdrawal benefit payment is $95,626.82 x 0.0425 = $4,064.14.

Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Appendix C – Principal Income Builder 3 Examples        116

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

For Life
The amount of the adjustment* is $3,750 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,750 = $96,250.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,750 (the amount of the excess withdrawal); and
b = $3,546.10 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,750);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,250); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,250 x 0.0425 = $4,090.62.

Appendix C – Principal Income Builder 3 Examples        117

APPENDIX D – Principal Income Builder 10 Examples
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:    The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals

Examples 1-5 (without excess withdrawals) assume the following:

•	the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner attaining age 65.

•	“Joint Life” For Life (3.50%) withdrawal benefit payment = $3,500, if withdrawals start prior to the spouse attaining age 65.

Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.040 = $4,200.

Appendix D – Principal Income Builder 10 Examples        118

Example 2
In contract year one:

•
no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•	the owner makes a premium payment of $50,000.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and

•	the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.040 = $6,300.

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.

On the first Contract anniversary:

•	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the withdrawal benefit base remains the same ($100,000);

•	the new remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($100,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0350 = $3,500).

Appendix D – Principal Income Builder 10 Examples        119

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0400 = $4,200.

In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.

On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0350 = $3,675.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.50%.

On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($96,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($96,500); and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0350 = $3,675).

Appendix D – Principal Income Builder 10 Examples        120

Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $4,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0400 = $4,000	$100,000 x 0.0400 = $4,000
Remaining withdrawal Benefit Base	$90,000	$90,000

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0400 = $4,000	$110,000 x 0.0400 = $4,400
Remaining Withdrawal Benefit Base	$90,000	$110,000

Example 6 (without excess withdrawals) assumes the following:

•	the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.

•	initial premium payment = $100,000.

•	the withdrawal benefit bases prior to partial surrender = $100,000.

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•	Investment Back (7%) withdrawal benefit payment = $7,000.

•	“Single Life” For Life (5.00%) withdrawal benefit payment = $5,000.

•	“Joint Life” For Life (3.50%) withdrawal benefit payment = $3,500, if withdrawals start prior to the owner’s spouse attaining age 65.

Appendix D – Principal Income Builder 10 Examples        121

Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:

•	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.050 = $5,000.

•	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•	Investment Back:

•	the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•	For Life:

•	the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•	the For Life remaining withdrawal benefit base remains the same ($100,000); and

•	the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0500 = $5,250.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $3,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 3.50%.
On the second Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the new For Life remaining withdrawal benefit base is $100,000 - $3,500 = $96,500; and

•	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0350 = $3,675.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 3.50%.
On the third Contract anniversary:

•	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•	Investment Back:

•	the Investment Back withdrawal benefit base remains the same ($105,000);

•	the Investment Back remaining withdrawal benefit base remains the same ($96,500); and

•	the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•	For Life:

•	the For Life withdrawal benefit base remains the same ($105,000);

•	the For Life remaining withdrawal benefit base remains the same ($96,500); and
the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0350 = $3,675).

Appendix D – Principal Income Builder 10 Examples        122

Examples With Excess Withdrawals

Excess withdrawal examples 7-8 assume the following:

•
the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.00%.

•	the initial premium payment is $100,000

•	the withdrawal benefit bases prior to partial surrender = $100,000

•	the remaining withdrawal benefit bases prior to partial surrender = $100,000

•	Investment Back (7%) withdrawal benefit payment = $7,000

•	“Single Life” For Life (4.00%) withdrawal benefit payment = $4,000

•	Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $4,000

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life
The amount of the adjustment* is $4,651.16. The new For Life withdrawal benefit base is $100,000 - $4,651.16 = $95,348.84.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $4,000 (the amount of the excess withdrawal); and
b = $4,651.16 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($4,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix D – Principal Income Builder 10 Examples        123

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*	The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,465.12 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,465.12 = $91,534.88.

*	The amount of the adjustment is (a plus b) where:
a = $4,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $4,465.12 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $4,000 (the amount of the excess withdrawal); and

2 = $4,465.12 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($4,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $4,000).

Appendix D – Principal Income Builder 10 Examples        124

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new “Single Life” For Life withdrawal benefit payment is $95,348.84 x 0.0400 = $3,813.95.

Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $4,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $4,000 = $96,000.

*	The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $4,000 (the amount of the excess withdrawal); and
b = $3,773.58 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($4,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix D – Principal Income Builder 10 Examples        125

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*	The amount of the adjustment is a plus b where:
a = $4,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $4,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $4,000 (the amount of the excess withdrawal); and
2 = $3,622.64 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($4,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $4,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $4,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,000 x 0.0400 = $3,840.

Appendix D – Principal Income Builder 10 Examples        126

APPENDIX E – GMWB DEATH BENEFIT EXAMPLES
These examples have been provided to assist you in understanding the GMWB Death Benefit and to demonstrate how premium payments received and withdrawals taken from the Contract affect the GMWB Death Benefit. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:	The owner’s actions determine the benefits received.

NOTE:	For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Withdrawals impact the GMWB Death Benefit as follows:

•
A withdrawal that is not a "For Life" Excess Withdrawal will reduce the GMWB Death Benefit by the amount of the withdrawal. Then, each "For Life" Excess Withdrawal will proportionately reduce the GMWB Death Benefit.

•	A withdrawal up to the RMD amount under the RMD Program for GMWB Riders is not considered an excess withdrawal and will reduce the GMWB Death Benefit by the amount of the withdrawal.

•
If your GMWB rider offers the Investment Back withdrawal option and you are taking withdrawals under this option, any amount greater than the “For Life” withdrawal benefit payment, or RMD amount if taken under the RMD Program for GMWB Riders, are deducted proportionately rather than dollar-for-dollar.

NOTE:
The numbers used in the examples below are hypothetical only and are intended to illustrate how the death benefit is calculated. The available For Life withdrawal benefit payment is determined by multiplying the For Life withdrawal benefit base by the For Life withdrawal benefit payment percentage and then subtracting any previous withdrawals taken within that contract year.

Example 1
Contract issue date = September 1
Initial premium payment = $100,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payments = $0
Withdrawals = $0
On the contract anniversary in the following calendar year, assume the Contract accumulated value is $90,000.

The GMWB Death Benefit is the greatest of 1, 2, and 3 below.

1.	$90,000 = accumulated value

2.	$100,000 = $100,000 - $0 = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary

The GMWB Death Benefit on the first contract anniversary is $100,000.

Example 2
Contract issue date = August 15
Initial premium payment = $50,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment received on October 3 of the same calendar year = $25,000
Withdrawals = $0

On the contract anniversary in the following calendar year, assume the Contract accumulated value is $110,000.

The GMWB Death Benefit is the greatest of 1, 2, and 3 below.

1.	$110,000 = accumulated value

2.	$75,000 = $50,000 + $25,000 - $0 = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary
The GMWB Death Benefit on the first contract anniversary is $110,000.

Appendix E –GMWB Death Benefit Examples        127

Example 3
Contract issue date = August 31
Initial premium payment = $75,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on November 3 of same calendar year = $2,500
Withdrawal on January 15 of following calendar year = $8,000

On November 3, assume the accumulated value prior to the withdrawal is $85,000.

The GMWB Death Benefit on November 3 is the greatest of 1, 2, and 3 below.

1.	$82,500 = accumulated value ($85,000 - $2,500)

2.	$72,500 = $75,000 - $2,500 = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary

On November 3, the GMWB Death Benefit is $82,500. The available For Life withdrawal benefit payment is reduced to $1,500 ($4,000 - $2,500).

On January 15, assume the accumulated value prior to the withdrawal is $88,000. Since the available For Life withdrawal benefit payment is $1,500, an excess withdrawal of $6,500 is taken.

Accumulated Value after $1,500 withdrawal = $86,500
Excess withdrawal death benefit proportion = ($6,500 / $86,500) = 0.0751

The GMWB Death Benefit after the withdrawal on January 15 is the greatest of 1, 2, and 3 below.

1.	$80,000 = accumulated value ($88,000 - $8,000)

2.	$65,667.90 = $75,000 – $2,500 – $1,500 - [($75,000 - $2,500 - $1,500) * 0.0751)] = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary

On January 15, the GMWB death benefit is $80,000.

NOTE:
For number 2 above, $4,000 of the withdrawals were not "For Life" Excess Withdrawals and reduced the GMWB Death Benefit by $4,000. The "For Life" Excess Withdrawal of $6,500 proportionately reduced the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal ($6,500 / $86,500 = 0.0751).

Appendix E –GMWB Death Benefit Examples        128

Example 4
Contract issue date = October 25
Initial premium payment = $75,000
Available For Life withdrawal benefit payment = $4,000
Additional premium payment = $0
Withdrawal on November 3 of same calendar year = $2,500
Withdrawal on January 15 of following calendar year = $8,000

On November 3, assume the accumulated value prior to the withdrawal is $62,500.

The GMWB Death Benefit on November 3 is the greatest of 1, 2, and 3 below.

1.	$62,500 = accumulated value

2.	$72,500 = $75,000 - $2,500 = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary

On November 3, the GMWB Death Benefit is $72,500. The available For Life withdrawal benefit payment is reduced to $1,500 ($4,000 - $2,500).

On January 15, assume the accumulated value prior to the withdrawal is $58,000. Since the available For Life withdrawal benefit payment is $1,500, an excess withdrawal of $6,500 is taken.

Accumulated Value after $1,500 withdrawal = $56,500
Excess withdrawal death benefit proportion = ($6,500 / $56,500) = 0.1150

The GMWB Death Benefit after the withdrawal on January 15 is the greatest of 1, 2, and 3 below.

1.	$50,000 = accumulated value ($58,000 - $8,000)

2.	$62,835.00 = $75,000 – $2,500 – $1,500 - [($75,000 - $2,500 - $1,500) * 0.1150)] = total premium payments minus each withdrawal taken

3.	N/A – Contract has not reached 7th Contract anniversary

On January 15, the GMWB death benefit is $62,835.00.

NOTE:
For number 2 above, $4,000 of the withdrawals were not "For Life" Excess Withdrawals and reduced the GMWB Death Benefit by $4,000. The "For Life" Excess Withdrawal of $6,500 proportionately reduced the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal ($6,500 / $56,500 = 0.1150).

Appendix E –GMWB Death Benefit Examples        129

Example 5
Contract issue date = November 3
Initial premium payment = $75,000
Available For Life withdrawal benefit payment = $3,000
Additional premium payment = $0
Withdrawal on December 30 of same calendar year = $5,000
Accumulated Value on Contract anniversary divisible equally by 7 = $53,750

On December 30, assume the accumulated value prior to the withdrawal is $65,000. Since the available For Life withdrawal benefit payment is $3,000, an excess withdrawal of $2,000 is taken.

Accumulated value after $3,000 withdrawal = $62,000
Excess withdrawal death benefit proportion = ($2,000 / $62,000) = 0.0323

The GMWB Death Benefit on December 30 is the greatest of 1, 2, and 3 below.

1.	$62,000 = accumulated value

2.	$69,674.40 = $75,000 - $3,000 – [($75,000 - $3,000) * 0.0323] = total premium payments minus each withdrawal taken

3.
$49,110.77 = $53,750 + $0 - $3,000 - [($53,750 - $3,000) * 0.0323] = the Contract accumulated value that was in effect on any prior Contract anniversary that is divisible equally by 7, plus any premium payments made after that Contract anniversary minus each withdrawal taken after that Contract anniversary.

On December 30, the GMWB death benefit is $69,674.40.

NOTE:
For numbers 2 and 3 above, $3,000 of the withdrawals were not "For Life" Excess Withdrawals and reduced the GMWB Death Benefit by $3,000. The "For Life" Excess Withdrawal of $2,000 proportionately reduced the GMWB Death Benefit by the ratio of the "For Life" Excess Withdrawal taken to the Contract accumulated value immediately prior to the "For Life" Excess Withdrawal ($2,000 / $62,000 = 0.0323).

Appendix E –GMWB Death Benefit Examples        130

APPENDIX F – CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information.
The following table contains the unit values for the Contract without the Premium Payment Credit Rider for the periods ended December 31. With the exception of the 2013 End of Period unit values, all of the unit values shown below have been updated to factor in the 0.15% administrative fee that was added to this product effective August 1, 2013.  The 2013 End of Period values are the actual unit values, which also factor in the administrative fee.

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2013	$18.535	$26.624	43.64%	174
2012	16.343	18.535	13.41	164
2011	15.865	16.343	3.01	170
2010	11.752	15.865	35.00	168
2009	8.407	11.752	39.79	122
2008	15.657	8.407	-46.31	109
2007	13.919	15.657	12.49	78
2006	12.752	13.919	9.15	53
2005(1)	12.007	12.752	6.20	18
AllianceBernstein Small/Mid Cap Value
2013(10)	10.003	11.367	13.64	57
American Century VP Inflation Protection
2013	14.261	12.870	-9.75	5,079
2012	13.468	14.261	5.89	4,968
2011	12.222	13.468	10.19	4,861
2010	11.793	12.222	3.64	5,503
2009	10.847	11.793	8.72	5,350
2008	11.180	10.847	-2.98	4,752
2007	10.352	11.180	8.00	5,125
2006	10.333	10.352	0.18	3,389
2005(1)	10.256	10.333	0.75	1,227
American Century VP Mid Cap Value
2013	13.025	16.685	28.10	120
2012	11.366	13.025	14.60	111
2011	11.624	11.366	-2.22	57
2010(2)	10.048	11.624	15.68	17
American Century VP Ultra
2013	12.617	17.035	35.02	2,594
2012	11.246	12.617	12.19	3,367
2011	11.307	11.246	-0.54	3,824
2010	9.900	11.307	14.21	3,933
2009	7.463	9.900	32.65	4,281
2008	12.971	7.463	-42.46	4,883
2007	10.886	12.971	19.15	3,530
2006	11.426	10.886	-4.73	2,714
2005(1)	11.101	11.426	2.93	911
American Century VP Vista
2013	14.478	18.584	28.36	108
2012	12.700	14.478	14.00	112
2011	13.983	12.700	-9.18	117
2010	11.446	13.983	22.16	145
2009	9.478	11.446	20.76	123
2008	18.709	9.478	-49.34	125
2007	13.575	18.709	37.82	87
2006	12.628	13.575	7.50	39
2005(1)	12.133	12.628	4.08	71

Appendix F – Condensed Financial Information                                131

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Delaware VIP Small Cap Value
2013(10)	$10.003	$11.393	13.90%	14
Dreyfus Technology Growth
2013	16.420	21.453	30.65	170
2012	14.437	16.420	13.74	159
2011	15.920	14.437	-9.32	146
2010	12.452	15.920	27.85	202
2009	8.039	12.452	54.89	153
2008	13.876	8.039	-42.07	60
2007	12.297	13.876	12.84	38
2006	11.987	12.297	2.59	25
2005(1)	11.094	11.987	8.05	10
DWS Small Mid Cap Value
2013(10)	10.003	11.383	13.80	8
Fidelity VIP Contrafund®
2013	16.090	20.778	29.14	2,258
2012	14.050	16.090	14.52	2,514
2011	14.656	14.050	-4.13	2,728
2010	12.711	14.656	15.30	2,671
2009	9.515	12.711	33.59	2,635
2008	16.839	9.515	-43.49	2,410
2007	14.558	16.839	15.67	2,031
2006	13.248	14.558	9.89	1,240
2005(1)	11.709	13.248	13.14	427
Fidelity VIP Equity-Income
2013	13.192	16.629	26.05	549
2012	11.430	13.192	15.42	547
2011	11.515	11.430	-0.74	558
2010	10.162	11.515	13.31	558
2009	7.934	10.162	28.08	557
2008	14.070	7.934	-43.61	572
2007	14.090	14.070	-0.14	686
2006	11.914	14.090	18.26	347
2005(1)	11.517	11.914	3.45	94
Fidelity VIP Growth
2013	13.532	18.148	34.11	336
2012	11.996	13.532	12.80	340
2011	12.169	11.996	-1.42	379
2010	9.963	12.169	22.14	467
2009	7.895	9.963	26.19	426
2008	15.196	7.895	-48.05	436
2007	12.168	15.196	24.88	376
2006	11.578	12.168	5.10	204
2005(1)	10.947	11.578	5.76	59
Fidelity VIP Mid Cap
2013	18.513	24.805	33.99	525
2012	16.389	18.513	12.96	484
2011	18.643	16.389	-12.09	507
2010	14.704	18.643	26.79	558
2009	10.670	14.704	37.81	396
2008	17.918	10.670	-40.45	357
2007	15.755	17.918	13.73	321
2006	14.214	15.755	10.84	198
2005(1)	12.651	14.214	12.35	36

Appendix F – Condensed Financial Information                                132

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Overseas
2013	$13.848	$17.787	28.44%	2,015
2012	11.655	13.848	18.82	2,387
2011	14.288	11.655	-18.43	2,626
2010	12.830	14.288	11.36	2,507
2009	10.308	12.830	24.47	2,659
2008	18.654	10.308	-44.74	2,623
2007	16.162	18.654	15.42	2,013
2006	13.916	16.162	16.14	1,503
2005(1)	12.103	13.916	14.98	581
Franklin Small Cap Value Securities
2013	14.083	18.920	34.35	153
2012	12.064	14.083	16.74	121
2011	12.712	12.064	-5.10	123
2010(3)	10.289	12.712	23.55	27
Goldman Sachs VIT Mid Cap Value
2013	16.550	21.688	31.05	625
2012	14.168	16.550	16.81	686
2011	15.346	14.168	-7.68	788
2010	12.449	15.346	23.27	812
2009	9.482	12.449	31.29	911
2008	15.276	9.482	-37.93	981
2007	15.011	15.276	1.77	925
2006	13.104	15.011	14.55	550
2005(1)	12.043	13.104	8.81	162
Goldman Sachs VIT Structured Small Cap Equity
2013	13.014	17.405	33.74	315
2012	11.698	13.014	11.25	346
2011	11.783	11.698	-0.72	418
2010	9.183	11.783	28.31	395
2009	7.294	9.183	25.90	360
2008	11.212	7.294	-34.94	322
2007	13.615	11.212	-17.65	287
2006	12.298	13.615	10.71	189
2005(1)	11.649	12.298	5.57	‑
Invesco Van Kampen VI Value Opportunities
2013	10.814	14.264	31.90	325
2012	9.318	10.814	16.05	352
2011	9.746	9.318	-4.39	389
2010	9.207	9.746	5.85	363
2009	6.308	9.207	45.96	310
2008	13.265	6.308	-52.45	91
2007	13.248	13.265	0.13	69
2006	11.867	13.248	11.64	49
2005(1)	11.451	11.867	3.63	5

Appendix F – Condensed Financial Information                                133

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. International Growth
2013	$9.551	$11.220	17.47%	720
2012	8.373	9.551	14.07	661
2011	9.081	8.373	-7.80	621
2010	8.159	9.081	11.30	446
2009	6.118	8.159	33.36	359
2008(4)	10.079	6.118	-39.30	14
Invesco V.I. SmallCap Equity
2013	16.805	22.780	35.55	242
2012	14.964	16.805	12.30	252
2011	15.285	14.964	-2.10	273
2010	12.059	15.285	26.75	219
2009	10.083	12.059	19.60	188
2008	14.887	10.083	-32.27	82
2007	14.353	14.887	3.72	50
2006	12.394	14.353	15.81	25
2005(1)	11.645	12.394	6.43	6
MFS Utilities
2013	17.189	20.377	18.55	358
2012	15.398	17.189	11.63	259
2011	14.661	15.398	5.03	178
2010	13.098	14.661	11.93	84
2009(5)	10.063	13.098	30.16	30
MFS Value
2013	15.022	20.086	33.71	184
2012	13.146	15.022	14.27	102
2011	13.394	13.146	-1.85	97
2010	12.213	13.394	9.67	100
2009(5)	10.063	12.213	21.37	32
MFS VIT New Discovery
2013(10)	10.003	11.835	18.31	21
Neuberger Berman AMT Large Cap Value
2013	13.659	17.662	29.31	247
2012	13.591	13.659	0.50	305
2011	13.591	11.880	-12.59	291
2010	11.916	13.591	14.06	288
2009	7.742	11.916	53.91	344
2008	16.494	7.742	-53.06	356
2007	15.299	16.494	7.81	327
2006	13.822	15.299	10.69	209
2005(1)	12.454	13.822	10.98	40
Neuberger Berman AMT Small Cap Growth
2013	10.338	14.867	43.81	182
2012	9.634	10.338	7.31	206
2011	9.875	9.634	-2.44	222
2010	8.372	9.875	17.95	223
2009	6.916	8.372	21.05	221
2008	11.589	6.916	-40.32	179
2007	11.693	11.589	-0.89	163
2006	11.266	11.693	3.79	104
2005(1)	10.812	11.266	4.20	35

Appendix F – Condensed Financial Information                                134

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Neuberger Berman AMT Socially Responsive
2013	$14.308	$19.415	35.69%	315
2012	13.075	14.308	9.43	374
2011	13.681	13.075	-4.43	401
2010	11.293	13.681	21.15	373
2009	8.714	11.293	29.60	384
2008	14.593	8.714	-40.29	338
2007	13.753	14.593	6.11	265
2006	12.265	13.753	12.13	144
2005(1)	11.613	12.265	5.61	54
PIMCO VIT All Asset
2013	14.679	14.514	-1.12	292
2012	12.951	14.679	13.34	263
2011	12.882	12.951	0.54	170
2010	11.551	12.882	11.52	153
2009(5)	10.063	11.551	14.79	35
PIMCO VIT High Yield Portfolio
2013	13.044	13.602	4.28	932
2012	11.571	13.044	12.73	852
2011	11.352	11.571	1.93	986
2010 (3)	10.096	11.352	12.44	488
PIMCO VIT Total Return
2013	12.626	12.206	-3.33	2,345
2012	11.683	12.626	8.07	3,113
2011	11.434	11.683	2.18	2,029
2010	10.725	11.434	6.61	1,309
2009(5)	10.063	10.725	6.58	353
T. Rowe Price Blue Chip Growth
2013	14.710	20.431	38.89	478
2012	12.653	14.710	16.26	487
2011	12.658	12.653	-0.04	486
2010	11.066	12.658	14.39	453
2009	7.914	11.066	39.83	383
2008	13.996	7.914	-43.46	114
2007	12.618	13.996	10.92	87
2006	11.704	12.618	7.81	51
2005(1)	10.911	11.704	7.27	34
T. Rowe Price Health Sciences
2013	23.095	34.278	48.42	497
2012	17.880	23.095	29.17	395
2011	16.425	17.880	8.86	328
2010	14.446	16.425	13.70	303
2009	11.153	14.446	29.53	257
2008	15.969	11.153	-30.16	262
2007	13.759	15.969	16.06	181
2006	12.867	13.759	6.93	113
2005(1)	10.777	12.867	19.39	34

Appendix F – Condensed Financial Information                                135

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Van Eck Global Hard Assets
2013	$14.037	$15.267	8.76%	362
2012	13.806	14.037	1.67	311
2011	16.806	13.806	-17.85	319
2010	13.245	16.806	26.89	190
2009(5)	10.063	13.245	31.62	60
Bond & Mortgage Securities
2013	23.416	22.892	-2.24	3,962
2012	22.082	23.416	6.04	4,098
2011	20.913	22.082	5.59	4,013
2010	18.994	20.913	10.10	4,398
2009	15.930	18.994	19.23	4,388
2008	19.479	15.930	-18.22	4,452
2007	19.104	19.479	1.96	4,627
2006	18.512	19.104	3.20	2,822
2005(1)	18.309	18.512	1.11	1,000
Diversified Balanced
2013	12.076	13.452	11.39	56,392
2012	11.163	12.076	8.18	43,622
2011	10.925	11.163	2.18	27,478
2010(3)	10.133	10.925	7.82	14,593
Diversified Balanced Managed Volatility
2013(11)	9.917	10.071	1.55	64
Diversified Growth
2013	12.292	14.299	16.33	140,583
2012	11.167	12.292	10.07	91,780
2011	11.074	11.167	0.84	62,385
2010(3)	10.163	11.074	8.96	27,443
Diversified Growth Managed Volatility
2013(11)	9.877	10.120	2.46	309
Diversified Income
2013	24.265	11.196	-53.86	8,875
2012(9)	10.049	10.499	4.48	4,725
Diversified International
2013	24.265	28.421	17.13	1,643
2012	20.777	24.265	16.79	1,796
2011	23.644	20.777	-12.13	1,998
2010	21.087	23.644	12.13	2,035
2009	16.594	21.087	27.08	1,498
2008	31.290	16.594	-46.97	1,267
2007	27.336	31.290	14.46	1,077
2006	21.662	27.336	26.19	612
2005(1)	18.387	21.662	17.81	184

Appendix F – Condensed Financial Information                                136

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Equity Income
2013	$10.708	$13.442	25.53%	14,254
2012	9.609	10.708	11.44	16,532
2011	9.242	9.609	3.97	18,577
2010	8.067	9.242	14.57	12,283
2009	6.817	8.067	18.34	13,024
2008	10.466	6.817	-34.87	12,992
2007(6)	10.221	10.466	2.40	11,013
Government & High Quality Bond
2013	11.955	11.668	-2.40	4,762
2012	11.668	11.955	2.46	5,088
2011	11.138	11.668	4.76	4,636
2010	10.671	11.138	4.38	5,005
2009	10.164	10.671	4.99	694
2008(7)	10.071	10.164	0.92	12
International Emerging Markets
2013	35.611	33.482	-5.98	982
2012	29.896	35.611	19.12	945
2011	36.746	29.896	-18.64	952
2010	31.244	36.746	17.61	894
2009	18.682	31.244	67.24	878
2008	41.970	18.682	-55.49	756
2007	29.952	41.970	40.12	658
2006	21.958	29.952	36.41	368
2005(7)	17.986	21.958	22.08	131
LargeCap Blend II
2013	13.645	17.681	29.58	4,097
2012	12.013	13.645	13.59	4,994
2011	12.196	12.013	-1.50	5,817
2010	10.921	12.196	11.67	5,985
2009	8.540	10.921	27.88	6,533
2008	13.619	8.540	-37.29	6,947
2007	13.139	13.619	3.65	5,847
2006	11.504	13.139	14.21	3,901
2005(1)	11.109	11.504	3.56	1,448
LargeCap Growth
2013	20.195	26.666	32.04	429
2012	17.528	20.195	15.22	474
2011	18.560	17.528	-5.56	528
2010	15.899	18.560	16.74	549
2009	12.694	15.899	25.25	576
2008	22.650	12.694	-43.96	361
2007	18.646	22.650	21.47	236
2006	17.202	18.646	8.39	125
2005(1)	15.544	17.202	10.67	23

Appendix F – Condensed Financial Information                                137

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Growth I
2013	$38.087	$51.131	34.25%	273
2012	33.191	38.087	14.75	255
2011	33.769	33.191	-1.71	252
2010	28.631	33.769	17.95	246
2009	19.013	28.631	50.59	273
2008	32.464	19.013	-41.43	232
2007	30.341	32.464	7.00	194
2006	28.968	30.341	4.74	129
2005(1)	25.820	28.968	12.19	40
LargeCap S&P 500 Index
2013	11.050	14.388	30.21	2,290
2012	9.702	11.050	13.89	2,277
2011	9.671	9.702	0.32	2,574
2010	8.553	9.671	13.07	2,467
2009	6.867	8.553	24.55	2,416
2008	11.071	6.867	-37.97	1,888
2007	10.678	11.071	3.68	1,455
2006	9.370	10.678	13.96	891
2005(1)	9.086	9.370	3.13	350
LargeCap Value
2013	28.126	36.285	29.01	385
2012	24.054	28.126	16.93	418
2011	24.111	24.054	-0.24	434
2010	21.432	24.111	12.50	434
2009	18.688	21.432	14.68	428
2008	29.232	18.688	-36.07	362
2007	29.676	29.232	-1.50	390
2006	25.087	29.676	18.29	209
2005(1)	24.347	25.087	3.04	84
MidCap
2013	55.395	73.158	32.07	1,774
2012	47.033	55.395	17.78	1,963
2011	44.045	47.033	6.78	2,172
2010	35.990	44.045	22.38	2,193
2009	27.285	35.990	31.90	1,398
2008	41.878	27.285	-34.85	1,393
2007	38.803	41.878	7.92	1,220
2006	34.448	38.803	12.64	815
2005(1)	31.855	34.448	8.14	319
Money Market
2013	13.803	13.611	-1.39	1,830
2012	13.998	13.803	-1.39	1,671
2011	14.195	13.998	-1.39	2,077
2010	14.395	14.195	-1.39	2,034
2009	14.565	14.395	-1.17	2,509
2008	14.400	14.565	1.15	2,954
2007	13.914	14.400	3.49	894
2006	13.482	13.914	3.20	371
2005(1)	13.326	13.482	1.17	166

Appendix F – Condensed Financial Information                                138

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal Capital Appreciation
2013	$11.081	$14.495	30.81%	935
2012	9.873	11.081	12.24	842
2011	9.999	9.873	-1.26	733
2010	8.787	9.999	13.79	558
2009	6.864	8.787	28.02	385
2008	10.447	6.864	-34.30	203
2007(8)	10.126	10.447	3.17	93
Principal LifeTime 2010
2013	13.553	14.814	9.30	1,993
2012	12.296	13.553	10.22	2,148
2011	12.291	12.296	0.04	2,309
2010	10.940	12.291	12.35	2,473
2009	8.870	10.940	23.34	2,598
2008	13.019	8.870	-31.87	2,466
2007	12.728	13.019	2.29	2,499
2006	11.493	12.728	10.75	1,605
2005(1)	10.994	11.493	4.54	904
Principal LifeTime 2020
2013	14.103	16.135	14.41	8,239
2012	12.463	14.103	13.16	8,852
2011	12.776	12.463	-2.45	9,541
2010	11.261	12.776	13.45	10,091
2009	8.957	11.261	25.72	10,584
2008	13.797	8.957	-35.08	9,751
2007	13.343	13.797	3.40	8,959
2006	11.749	13.343	13.57	5,303
2005(1)	11.160	11.749	5.28	1,657
Principal LifeTime 2030
2013	13.773	16.165	17.37	3,454
2012	12.085	13.773	13.97	3,594
2011	12.534	12.085	-3.58	3,660
2010	11.014	12.534	13.80	3,740
2009	8.711	11.014	26.44	3,369
2008	13.897	8.711	-37.32	1,333
2007	13.299	13.897	4.50	1,138
2006	11.745	13.299	13.23	677
2005(1)	11.178	11.745	5.07	190
Principal LifeTime 2040
2013	13.904	16.795	20.79	630
2012	12.082	13.904	15.08	676
2011	12.655	12.082	-4.53	689
2010	11.081	12.655	14.20	672
2009	8.674	11.081	27.75	557
2008	14.226	8.674	-39.03	591
2007	13.542	14.226	5.05	555
2006	11.928	13.542	13.53	278
2005(1)	11.322	11.928	5.35	93

Appendix F – Condensed Financial Information                                139

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2050
2013	$13.823	$16.876	22.09%	373
2012	11.975	13.823	15.43	360
2011	12.642	11.975	-5.28	323
2010	11.032	12.642	14.59	327
2009	8.603	11.032	28.23	319
2008	14.315	8.603	-39.90	305
2007	13.616	14.315	5.13	271
2006	11.956	13.616	13.88	168
2005(1)	11.351	11.956	5.33	27
Principal LifeTime Strategic Income
2013	13.116	13.597	3.67	1,263
2012	12.131	13.116	8.12	1,405
2011	11.883	12.131	2.09	1,475
2010	10.834	11.883	9.68	1,505
2009	9.236	10.834	17.30	1,556
2008	12.306	9.236	-24.95	1,026
2007	12.222	12.306	0.69	1,246
2006	11.240	12.222	8.74	851
2005(1)	10.785	11.240	4.22	446
Real Estate Securities
2013	38.611	39.634	2.65	590
2012	33.419	38.611	15.54	518
2011	31.110	33.419	7.42	480
2010	25.097	31.110	23.96	431
2009	19.741	25.097	27.13	454
2008	29.820	19.741	-33.80	417
2007	36.742	29.820	-18.84	414
2006	27.274	36.742	34.71	286
2005(1)	22.670	27.274	20.31	81
SAM Balanced
2013	11.467	13.311	16.08	46,819
2012	10.314	11.467	11.18	50,915
2011	10.357	10.314	-0.42	53,610
2010	9.245	10.357	12.03	55,182
2009	7.570	9.245	22.13	51,928
2008	10.401	7.570	-27.22	23,851
2007(8)	10.094	10.401	3.04	2,332
SAM Conservative Balanced
2013	12.040	13.243	9.99	10,333
2012	10.981	12.040	9.64	10,099
2011	10.886	10.981	0.87	10,213
2010	9.871	10.886	10.28	10,654
2009	8.263	9.871	19.46	10,128
2008	10.372	8.263	-20.33	4,867
2007(8)	10.094	10.372	2.75	599

Appendix F – Condensed Financial Information                                140

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Conservative Growth
2013	$10.677	$12.963	21.41%	4,368
2012	9.483	10.677	12.59	3,903
2011	9.661	9.483	-1.84	3,570
2010	8.503	9.661	13.62	3,116
2009	6.860	8.503	23.95	2,317
2008	10.401	6.860	-34.04	1,434
2007(8)	10.099	10.401	2.99	410
SAM Flexible Income
2013	12.567	13.355	6.27	9,299
2012	11.520	12.567	9.09	9,859
2011	11.300	11.520	1.95	9,389
2010	10.369	11.300	8.98	9,408
2009	8.766	10.369	18.29	8,280
2008	10.308	8.766	-14.96	4,008
2007(8)	10.094	10.308	2.12	109
SAM Strategic Growth
2013	10.197	12.816	25.68	2,552
2012	8.952	10.197	13.91	2,361
2011	9.253	8.952	-3.25	2,460
2010	8.062	9.253	14.77	2,231
2009	6.414	8.062	25.69	1,781
2008	10.395	6.414	-38.30	1,229
2007(8)	10.107	10.395	2.85	401
Short-Term Income
2013	11.592	11.561	-0.27	9,294
2012	11.197	11.592	3.53	9,441
2011	11.201	11.197	-0.04	8,893
2010	10.901	11.201	2.75	8,687
2009	10.055	10.901	8.41	1,322
2008(7)	10.071	10.055	-0.16	19
Small Cap Blend
2013(10)	16.342	20.012	22.46	40
SmallCap Growth II
2013	11.475	16.681	45.37	551
2012	10.007	11.475	14.67	498
2011	10.613	10.007	-5.71	529
2010	8.479	10.613	25.17	586
2009	6.527	8.479	29.91	551
2008	11.248	6.527	-41.97	498
2007	10.864	11.248	3.53	418
2006	10.110	10.864	7.46	244
2005(1)	9.455	10.110	6.93	65

Appendix F – Condensed Financial Information                                141

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap Value I
2013	$25.570	$35.242	37.83%	1,169
2012	21.304	25.570	20.02	1,430
2011	22.424	21.304	-4.99	1,710
2010	18.039	22.424	24.31	1,660
2009	15.743	18.039	14.58	1,053
2008	23.416	15.743	-32.77	1,766
2007	26.246	23.416	-10.78	1,639
2006	22.433	26.246	17.00	950
2005(1)	21.201	22.433	5.81	362

(1) Commenced Operations on March 1, 2005
(2) Commenced Operations on May 22, 2010
(3) Commenced Operations on January 4, 2010
(4) Commenced Operations on May 16, 2008
(5) Commenced Operations on May 16, 2009
(6) Commenced Operations on January 12, 2007
(7) Commenced Operations on November 21, 2008
(8) Commenced Operations on May 1, 2007
(9) Commenced Operations on May 15, 2012
(10) Commenced Operations on May 18, 2013
(11) Commenced Operations on October 31, 2013

Appendix F – Condensed Financial Information                                142

The following table contains the unit values for the Contract with the Premium Payment Credit Rider for the periods ended December 31. With the exception of the 2013 End of Period unit values, all of the unit values shown below have been updated to factor in the 0.15% administrative fee that was added to this product effective August 1, 2013.  The 2013 End of Period values are the actual unit values, which also factor in the administrative fee.

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2013	$17.627	$25.169	42.79%	61
2012	15.636	17.627	12.73	63
2011	15.270	15.636	2.40	90
2010	11.379	15.270	34.19	66
2009	8.189	11.379	38.95	42
2008	15.344	8.189	-46.63	38
2007	13.724	15.344	11.80	41
2006	12.649	13.724	8.50	19
2005(1)	11.969	12.649	5.68	4
AllianceBernstein Small/Mid Cap Value
2013(10)	10.003	11.325	13.22	20
American Century VP Inflation Protection
2013	13.563	12.167	-10.29	1,108
2012	12.886	13.563	5.25	1,356
2011	11.764	12.886	9.54	1,358
2010	11.419	11.764	3.02	1,634
2009	10.567	11.419	8.06	1,625
2008	10.957	10.567	-3.56	1,573
2007	10.206	10.957	7.36	1,864
2006	10.249	10.206	-0.42	1,377
2005(1)	10.224	10.249	0.24	560
American Century VP Mid Cap Value
2013	12.816	16.327	27.40	32
2012	11.250	12.816	13.92	18
2011	11.575	11.250	-2.81	16
2010(2)	10.043	11.575	15.25	7
American Century VP Ultra
2013	11.999	16.104	34.21	634
2012	10.760	11.999	11.51	1,078
2011	10.883	10.760	-1.13	1,252
2010	9.586	10.883	13.53	1,324
2009	7.270	9.586	31.86	1,459
2008	12.712	7.270	-42.81	1,731
2007	10.733	12.712	18.44	1,347
2006	11.333	10.733	-5.29	1,128
2005(1)	11.066	11.333	2.41	468
American Century VP Vista
2013	13.769	17.568	27.59	43
2012	12.151	13.769	13.32	52
2011	13.458	12.151	-9.71	69
2010	11.083	13.458	21.43	73
2009	9.232	11.083	20.05	74
2008	13.384	9.232	-31.02	78
2007	13.384	18.335	36.99	76
2006	12.526	13.384	6.85	13
2005(1)	12.094	12.526	3.57	8

Appendix F – Condensed Financial Information                                143

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Delaware VIP Small Cap Value
2013(10)	$10.003	$11.350	13.47%	7
Dreyfus Technology Growth
2013	15.616	20.280	29.87	48
2012	13.812	15.616	13.06	45
2011	15.324	13.812	-9.87	46
2010	12.057	15.324	27.10	41
2009	7.831	12.057	53.97	44
2008	13.599	7.831	-42.41	30
2007	12.125	13.599	12.16	36
2006	11.889	12.125	1.99	12
2005(1)	11.059	11.889	7.51	3
DWS Small Mid Cap Value
2013(10)	10.003	11.341	13.38	4
Fidelity VIP Contrafund®
2013	15.302	19.642	28.36	454
2012	13.443	15.302	13.83	573
2011	14.107	13.443	-4.71	637
2010	12.308	14.107	14.62	646
2009	9.269	12.308	32.79	658
2008	16.502	9.269	-43.83	648
2007	14.354	16.502	14.96	540
2006	13.141	14.354	9.23	380
2005(1)	11.672	13.141	12.59	101
Fidelity VIP Equity-Income
2013	12.377	15.508	25.30	150
2012	10.788	12.377	14.73	178
2011	10.934	10.788	-1.34	184
2010	9.707	10.934	12.64	170
2009	7.624	9.707	27.32	169
2008	13.603	7.624	-43.95	177
2007	13.705	13.603	-0.74	180
2006	11.658	13.705	17.56	144
2005(1)	11.326	11.658	2.93	56
Fidelity VIP Growth
2013	12.869	17.155	33.30	131
2012	11.477	12.869	12.13	161
2011	11.712	11.477	-2.01	181
2010	9.647	11.712	21.41	200
2009	7.691	9.647	25.43	231
2008	14.893	7.691	-48.36	239
2007	11.997	14.893	24.14	230
2006	11.484	11.997	4.47	160
2005(1)	10.912	11.484	5.24	56
Fidelity VIP Mid Cap
2013	17.607	23.449	33.18	98
2012	15.681	17.607	12.28	108
2011	17.944	15.681	-12.61	137
2010	14.238	17.944	26.03	135
2009	10.394	14.238	36.98	125
2008	17.560	10.394	-40.81	134
2007	15.534	17.560	13.04	105
2006	14.098	15.534	10.19	85
2005(1)	12.611	14.098	11.79	35

Appendix F – Condensed Financial Information                                144

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Overseas
2013	$13.169	$16.814	27.68%	590
2012	11.151	13.169	18.10	838
2011	13.752	11.151	-18.91	954
2010	12.423	13.752	10.70	918
2009	10.041	12.423	23.72	992
2008	18.282	10.041	-45.08	1,056
2007	15.935	18.282	14.73	890
2006	13.803	15.935	15.45	694
2005(1)	12.064	13.803	14.41	301
Franklin Small Cap Value Securities
2013	13.832	18.471	33.54	24
2012	11.921	13.832	16.03	21
2011	12.636	11.921	-5.66	20
2010(3)	10.288	12.636	22.82	8
Goldman Sachs VIT Mid Cap Value
2013	15.739	20.502	30.26	214
2012	13.555	15.739	16.11	279
2011	14.771	13.555	-8.23	319
2010	12.055	14.771	22.53	338
2009	9.236	12.055	30.52	385
2008	14.970	9.236	-38.30	403
2007	14.800	14.970	1.15	416
2006	12.998	14.800	13.86	303
2005(1)	12.005	12.998	8.27	91
Goldman Sachs VIT Structured Small Cap Equity
2013	12.377	16.454	32.94	96
2012	11.192	12.377	10.59	111
2011	11.341	11.192	-1.31	117
2010	8.892	11.341	27.54	121
2009	7.105	8.892	25.15	127
2008	10.988	7.105	-35.34	139
2007	13.424	10.988	-18.15	132
2006	12.198	13.424	10.05	110
2005(1)	11.612	12.198	5.05	31
Invesco V.I. Van Kampen VI Value Opportunities
2013	10.284	13.484	31.12	77
2012	8.915	10.284	15.36	76
2011	9.381	8.915	-4.97	87
2010	8.915	9.381	5.23	82
2009	6.145	8.915	45.08	78
2008	13.000	6.145	-52.73	45
2007	13.062	13.000	-0.47	45
2006	11.771	13.062	10.97	33
2005(1)	11.415	11.771	3.12	8

Appendix F – Condensed Financial Information                                145

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. International Growth
2013	$9.290	$10.848	16.77%	71
2012	8.193	9.290	13.39	74
2011	8.939	8.193	-8.35	78
2010	8.080	8.939	10.63	57
2009	6.095	8.080	32.57	41
2008(4)	10.079	6.095	-39.53	4
Invesco V.I. SmallCap Equity
2013	15.981	21.534	34.75	52
2012	14.317	15.981	11.62	53
2011	14.712	14.317	-2.68	57
2010	11.677	14.712	25.99	48
2009	9.822	11.677	18.89	50
2008	14.589	9.822	-32.68	51
2007	14.152	14.589	3.09	51
2006	12.293	14.152	15.12	30
2005(1)	11.608	12.293	5.90	7
MFS Utilities
2013	16.819	19.818	17.83	68
2012	15.157	16.819	10.97	52
2011	14.518	15.157	4.40	34
2010	13.049	14.518	11.26	27
2009(5)	10.063	13.049	29.67	15
MFS Value
2013	14.698	19.535	32.91	39
2012	12.941	14.698	13.58	31
2011	13.264	12.941	-2.44	17
2010	12.167	13.264	9.02	10
2009(5)	10.063	12.167	20.91	7
MFS VIT New Discovery
2013(10)	10.003	11.791	17.87%	10
Neuberger Berman AMT Large Cap Value
2013	12.989	16.697	28.55	64
2012	11.366	12.989	14.28	89
2011	13.081	11.366	-13.11	106
2010	11.538	13.081	13.37	107
2009	7.542	11.538	52.98	113
2008	16.164	7.542	-53.34	123
2007	15.084	16.164	7.16	112
2006	13.710	15.084	10.02	101
2005(1)	12.415	13.710	10.43	25
Neuberger Berman AMT Small Cap Growth
2013	9.831	14.054	42.96	74
2012	9.218	9.831	6.65	92
2011	9.504	9.218	-3.01	99
2010	8.107	9.504	17.23	107
2009	6.737	8.107	20.34	116
2008	11.357	6.737	-40.68	109
2007	11.528	11.357	-1.48	109
2006	11.174	11.528	3.17	71
2005(1)	10.778	11.174	3.67	22

Appendix F – Condensed Financial Information                                146

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Neuberger Berman AMT Socially Responsive
2013	$13.607	$18.354	34.89%	72
2012	12.510	13.607	8.77	86
2011	13.168	12.510	-5.00	94
2010	10.935	13.168	20.42	97
2009	8.488	10.935	28.83	93
2008	14.301	8.488	-40.65	75
2007	13.559	14.301	5.47	60
2006	12.165	13.559	11.46	42
2005(1)	11.576	12.165	5.09	9
PIMCO VIT All Asset
2013	14.363	14.117	-1.71	54
2012	12.749	14.363	12.66	59
2011	12.756	12.749	-0.05	31
2010	11.507	12.756	10.85	81
2009(5)	10.063	11.507	14.35	10
PIMCO VIT High Yield Portfolio
2013	12.812	13.279	3.65	116
2012	11.433	12.812	12.06	274
2011	11.284	11.433	1.32	353
2010(3)	10.095	11.284	11.78	226
PIMCO VIT Total Return
2013	12.354	11.871	-3.91	211
2012	11.500	12.354	7.43	505
2011	11.323	11.500	1.56	263
2010	10.684	11.323	5.98	151
2009(5)	10.063	10.684	6.17	48
T. Rowe Price Blue Chip Growth
2013	13.989	19.314	38.07	88
2012	12.105	13.989	15.56	80
2011	12.184	12.105	-0.65	76
2010	10.715	12.184	13.71	82
2009	7.710	10.715	38.98	74
2008	13.716	7.710	-43.79	50
2007	12.441	13.716	10.25	49
2006	11.609	12.441	7.17	32
2005(1)	10.877	11.609	6.73	22
T. Rowe Price Health Sciences
2013	21.964	32.404	47.53	135
2012	17.107	21.964	28.39	120
2011	15.810	17.107	8.20	110
2010	13.988	15.810	13.03	93
2009	10.864	13.988	28.76	84
2008	15.650	10.864	-30.58	78
2007	13.566	15.650	15.36	63
2006	12.763	13.566	6.29	49
2005(1)	10.743	12.763	18.80	9

Appendix F – Condensed Financial Information                                147

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Van Eck Global Hard Assets
2013	$13.734	$14.848	8.11%	70
2012	13.590	13.734	1.06	65
2011	16.643	13.590	-18.34	62
2010	13.195	16.643	26.13	50
2009(5)	10.063	13.195	31.12	23
Bond & Mortgage Securities
2013	21.775	21.161	-2.82	934
2012	20.659	21.775	5.40	1,225
2011	19.682	20.659	4.96	1,242
2010	17.984	19.682	9.44	1,340
2009	15.174	17.984	18.52	1,384
2008	18.666	15.174	-18.71	1,452
2007	18.418	18.666	1.35	1,650
2006	17.954	18.418	2.58	1,157
2005(1)	17.847	17.954	0.60	474
Diversified Balanced
2013	11.861	13.133	10.72	4,998
2012	11.030	11.861	7.53	3,694
2011	10.860	11.030	1.57	2,245
2010(3)	10.132	10.860	7.19	1,008
Diversified Balanced Managed Volatility
2013(11)	9.919	10.064	1.46	‑
Diversified Growth
2013	12.072	13.960	15.64	11,106
2012	11.034	12.072	9.41	7,150
2011	11.008	11.034	0.24	4,756
2010(3)	10.162	11.008	8.33	1,931
Diversified Growth Managed Volatility
2013(11)	9.880	10.113	2.36	26
Diversified Income
2013	10.460	11.088	6.00	668
2012(9)	10.050	10.460	4.08	406
Diversified International
2013	22.564	26.271	16.43	446
2012	19.437	22.564	16.09	561
2011	22.252	19.437	-12.65	626
2010	15.806	22.252	40.78	655
2009	15.806	19.966	26.32	400
2008	29.985	15.806	-47.29	384
2007	26.353	29.985	13.78	347
2006	21.009	26.353	25.44	239
2005(1)	17.922	21.009	17.22	64

Appendix F – Condensed Financial Information                                148

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Equity Income
2013	$10.329	$12.889	24.78%	3,117
2012	9.326	10.329	10.75	4,601
2011	9.023	9.326	3.36	5,277
2010	7.923	9.023	13.88	3,426
2009	6.736	7.923	17.62	3,702
2008	10.404	6.736	-35.26	3,927
2007(6)	10.220	10.404	1.80	3,617
Government & High Quality Bond
2013	11.664	11.315	-2.99	1,048
2012	11.453	11.664	1.84	1,418
2011	10.998	11.453	4.14	1,176
2010	10.601	10.998	3.74	1,182
2009	10.157	10.601	4.37	98
2008(7)	10.071	10.157	0.85	‑
International Emerging Markets
2013	33.115	30.949	-6.54	254
2012	27.969	33.115	18.40	279
2011	34.584	27.969	-19.13	305
2010	29.583	34.584	16.90	316
2009	17.794	29.583	66.25	345
2008	40.219	17.794	-55.76	357
2007	28.876	40.219	39.28	317
2006	21.296	28.876	35.59	214
2005(1)	17.532	21.296	21.47	64
LargeCap Blend II
2013	12.802	16.489	28.80	1,060
2012	11.338	12.802	12.91	1,617
2011	11.580	11.338	-2.09	1,903
2010	10.432	11.580	11.00	2,021
2009	8.207	10.432	27.11	2,185
2008	13.167	8.207	-37.67	2,452
2007	12.780	13.167	3.03	2,224
2006	11.257	12.780	13.53	1,642
2005(1)	10.924	11.257	3.05	664
LargeCap Growth
2013	18.779	24.649	31.26	126
2012	16.397	18.779	14.53	143
2011	17.467	16.397	-6.13	149
2010	15.053	17.467	16.04	153
2009	12.091	15.053	24.50	146
2008	21.705	12.091	-44.29	123
2007	17.975	21.705	20.75	113
2006	16.683	17.975	7.74	77
2005(1)	15.150	16.683	10.12	11

Appendix F – Condensed Financial Information                                149

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Growth I
2013	$35.417	$47.262	33.44%	63
2012	31.051	35.417	14.06	76
2011	31.781	31.051	-2.30	84
2010	27.108	31.781	17.24	88
2009	18.110	27.108	49.69	99
2008	31.109	18.110	-41.79	95
2007	29.250	31.109	6.36	91
2006	28.094	29.250	4.11	65
2005(1)	25.167	28.094	11.63	18
LargeCap S&P 500 Index
2013	10.275	13.300	29.44	508
2012	9.077	10.275	13.20	620
2011	9.102	9.077	-0.27	680
2010	8.098	9.102	12.40	651
2009	6.540	8.098	23.82	665
2008	10.609	6.540	-38.35	630
2007	10.294	10.609	3.06	589
2006	9.087	10.294	13.28	446
2005(1)	8.856	9.087	2.61	166
LargeCap Value
2013	26.154	33.540	28.24	138
2012	22.504	26.154	16.22	166
2011	22.692	22.504	-0.83	183
2010	20.292	22.692	11.83	192
2009	17.801	20.292	13.99	194
2008	28.013	17.801	-36.45	192
2007	28.610	28.013	-2.09	201
2006	24.331	28.610	17.59	130
2005(1)	23.731	24.331	2.53	31
MidCap
2013	51.513	67.624	31.28	391
2012	44.000	51.513	17.08	535
2011	41.453	44.000	6.14	617
2010	34.076	41.453	21.65	685
2009	25.989	34.076	31.12	453
2008	40.131	25.989	-35.24	499
2007	37.407	40.131	7.28	468
2006	33.409	37.407	11.97	343
2005(1)	31.049	33.409	7.60	147
Money Market
2013	12.835	12.581	-1.98	341
2012	13.096	12.835	-1.99	550
2011	13.360	13.096	-1.98	610
2010	13.630	13.360	-1.98	715
2009	13.874	13.630	-1.76	847
2008	13.799	13.874	0.54	1,131
2007	13.414	13.799	2.87	593
2006	13.076	13.414	2.58	370
2005(1)	12.989	13.076	0.67	189

Appendix F – Condensed Financial Information                                150

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal Capital Appreciation
2013	$10.710	$13.926	30.03%	231
2012	9.600	10.710	11.56	191
2011	9.781	9.600	-1.85	195
2010	8.647	9.781	13.11	188
2009	6.795	8.647	27.26	145
2008	10.405	6.795	-34.69	96
2007(8)	10.126	10.405	2.76	44
Principal LifeTime 2010
2013	12.892	14.006	8.64	231
2012	11.766	12.892	9.57	415
2011	11.832	11.766	-0.56	463
2010	10.595	11.832	11.68	485
2009	8.642	10.595	22.60	469
2008	12.761	8.642	-32.28	478
2007	12.551	12.761	1.67	555
2006	11.402	12.551	10.08	436
2005(1)	10.961	11.402	4.02	222
Principal LifeTime 2020
2013	13.414	15.255	13.72	2,104
2012	11.927	13.414	12.47	2,788
2011	12.299	11.927	-3.02	2,986
2010	10.906	12.299	12.77	3,134
2009	8.727	10.906	24.97	3,168
2008	13.524	8.727	-35.47	3,188
2007	13.158	13.524	2.78	3,302
2006	11.656	13.158	12.89	1,978
2005(1)	11.127	11.656	4.75	602
Principal LifeTime 2030
2013	13.101	15.284	16.66	739
2012	11.565	13.101	13.28	781
2011	12.066	11.565	-4.15	911
2010	10.667	12.066	13.12	999
2009	8.487	10.667	25.69	992
2008	13.621	8.487	-37.69	500
2007	13.115	13.621	3.86	415
2006	11.651	13.115	12.57	234
2005(1)	11.144	11.651	4.55	90
Principal LifeTime 2040
2013	13.225	15.879	20.07	106
2012	11.561	13.225	14.39	132
2011	12.182	11.561	-5.10	145
2010	10.732	12.182	13.51	156
2009	8.451	10.732	26.99	161
2008	13.944	8.451	-39.39	198
2007	13.354	13.944	4.42	197
2006	11.833	13.354	12.85	103
2005(1)	11.288	11.833	4.83	30

Appendix F – Condensed Financial Information                                151

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2050
2013	$13.148	$15.956	21.36%	76
2012	11.459	13.148	14.74	92
2011	12.170	11.459	-5.84	113
2010	10.684	12.170	13.91	108
2009	8.382	10.684	27.46	113
2008	14.031	8.382	-40.26	123
2007	13.427	14.031	4.50	134
2006	11.860	13.427	13.21	92
2005(1)	11.317	11.860	4.80	39
Principal LifeTime Strategic Income
2013	12.476	12.856	3.05	217
2012	11.609	12.476	7.47	237
2011	11.440	11.609	1.48	240
2010	10.492	11.440	9.04	255
2009	8.999	10.492	16.59	211
2008	12.062	8.999	-25.39	245
2007	12.052	12.062	0.08	264
2006	11.151	12.052	8.08	184
2005(1)	10.753	11.151	3.70	45
Real Estate Securities
2013	35.905	36.636	2.04	160
2012	31.265	35.905	14.84	167
2011	29.279	31.265	6.78	161
2010	23.762	29.279	23.22	156
2009	18.804	23.762	26.37	165
2008	28.576	18.804	-34.20	172
2007	35.423	28.576	-19.33	165
2006	26.452	35.423	33.91	135
2005(1)	22.097	26.452	19.71	55
SAM Balanced
2013	11.083	12.788	15.38	6,348
2012	10.029	11.083	10.51	6,676
2011	10.131	10.029	-1.01	6,895
2010	9.097	10.131	11.37	7,259
2009	7.495	9.097	21.37	6,724
2008	10.359	7.495	-27.65	3,960
2007(8)	10.094	10.359	2.63	967
SAM Conservative Balanced
2013	11.636	12.723	9.34	1,630
2012	10.678	11.636	8.97	1,768
2011	10.649	10.678	0.27	1,853
2010	9.714	10.649	9.63	1,835
2009	8.180	9.714	18.75	2,061
2008	10.331	8.180	-20.82	1,276
2007(8)	10.094	10.331	2.35	184

Appendix F – Condensed Financial Information                                152

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Conservative Growth
2013	$10.319	$12.454	20.69%	1,250
2012	9.221	10.319	11.91	1,149
2011	9.450	9.221	-2.42	1,055
2010	8.367	9.450	12.94	966
2009	6.791	8.367	23.21	952
2008	10.359	6.791	-34.44	779
2007(8)	10.099	10.359	2.57	175
SAM Flexible Income
2013	12.147	12.830	5.62	1,967
2012	11.202	12.147	8.44	1,917
2011	11.053	11.202	1.35	1,716
2010	10.204	11.053	8.32	1,763
2009	8.678	10.204	17.58	1,647
2008	10.267	8.678	-15.48	1,252
2007(8)	10.094	10.267	1.71	15
SAM Strategic Growth
2013	9.855	12.313	24.94	1,064
2012	8.704	9.855	13.22	901
2011	9.051	8.704	-3.83	861
2010	7.933	9.051	14.09	810
2009	6.350	7.933	24.93	841
2008	10.353	6.350	-38.67	615
2007(8)	10.107	10.353	2.43	207
Short-Term Income
2013	11.310	11.212	-0.87%	1,776
2012	10.990	11.310	2.91	2,178
2011	11.060	10.990	-0.63	2,051
2010	10.829	11.060	2.13	2,302
2009	10.049	10.829	7.76	166
2008(7)	10.071	10.049	-0.22	3
SmallCap Blend
2013(10)	15.162	18.497	22.00	26
SmallCap Growth II
2013	10.670	15.419	44.51	128
2012	9.361	10.670	13.98	143
2011	9.988	9.361	-6.28	160
2010	8.028	9.988	24.41	167
2009	6.217	8.028	29.13	188
2008	10.474	6.217	-40.64	173
2007	10.474	10.778	2.90	157
2006	9.805	10.474	6.82	111
2005(1)	9.216	9.805	6.39	32

Appendix F – Condensed Financial Information                                153

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap Value I
2013	$23.778	$32.576	37.00%	261
2012	19.931	23.778	19.30	394
2011	21.105	19.931	-5.56	490
2010	17.079	21.105	23.57	486
2009	14.995	17.079	13.90	549
2008	22.439	14.995	-33.17	563
2007	25.303	22.439	-11.32	551
2006	21.757	25.303	16.30	373
2005(1)	20.665	21.757	5.28	152

(1) Commenced Operations on March 1, 2005
(2) Commenced Operations on May 22, 2010
(3) Commenced Operations on January 4, 2010
(4) Commenced Operations on May 16, 2008
(5) Commenced Operations on May 16, 2009
(6) Commenced Operations on January 12, 2007
(7) Commenced Operations on November 21, 2008
(8) Commenced Operations on May 1, 2007
(9) Commenced Operations on May 15, 2012
(10) Commenced Operations on May 18, 2013
(11) Commenced Operations on October 31, 2013

Appendix F – Condensed Financial Information                                154